                                                       Registration No. 33-62795

================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                              -------------------



                         POST-EFFECTIVE AMENDMENT NO. 8
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                              -------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                               ------------------
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 20, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life
                                      Insurance Policies


Approximate date of proposed offering: Continuously on and after September 20, 2000


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                   CAPTION IN PROSPECTUS
 1.....................................................................  Nationwide Life Insurance Company
                                                                         The Variable Account
 2.....................................................................  Nationwide Life Insurance Company
 3.....................................................................  Custodian of Assets
 4.....................................................................  Distribution of The Policies
 5.....................................................................  The Variable Account
 6.....................................................................  Not Applicable
 7.....................................................................  Not Applicable
 8.....................................................................  Not Applicable
 9.....................................................................  Legal Proceedings
10.....................................................................  Information About The Policies; How
                                                                         The Cash Value Varies; Right to
                                                                         Exchange for a Fixed Benefit Policy;
                                                                         Reinstatement; Other Policy Provisions
11.....................................................................  Investments of The Variable Account
12.....................................................................  The Variable Account
13.....................................................................  Policy Charges Reinstatement
14.....................................................................  Underwriting and Issuance -
                                                                         Premium Payments
                                                                         Minimum Requirements for Issuance of a Policy
15.....................................................................  Investments of the Variable
                                                                         Account; Premium Payments
16.....................................................................  Underwriting and Issuance -
                                                                         Allocation of Cash Value
17.....................................................................  Surrendering The Policy for Cash
18.....................................................................  Reinvestment
19.....................................................................  Not Applicable
20.....................................................................  Not Applicable
21.....................................................................  Policy Loans
22.....................................................................  Not Applicable
23.....................................................................  Not Applicable
24.....................................................................  Not Applicable
25.....................................................................  Nationwide Life Insurance Company
26.....................................................................  Not Applicable
27.....................................................................  Nationwide Life Insurance Company
28.....................................................................  Company Management
29.....................................................................  Company Management
30.....................................................................  Not Applicable
31.....................................................................  Not Applicable
32.....................................................................  Not Applicable
33.....................................................................  Not Applicable
34.....................................................................  Not Applicable
35.....................................................................  Nationwide Life Insurance Company
36.....................................................................  Not Applicable
37.....................................................................  Not Applicable
38.....................................................................  Distribution of The Policies

39.....................................................................  Distribution of The Policies
40.....................................................................  Not Applicable
41(a)..................................................................  Distribution of The Policies
42.....................................................................  Not Applicable
43.....................................................................  Not Applicable
44.....................................................................  How The Cash Value Varies
45.....................................................................  Not Applicable
46.....................................................................  How The Cash Value Varies
47.....................................................................  Not Applicable
48.....................................................................  Custodian of Assets
49.....................................................................  Not Applicable
50.....................................................................  Not Applicable
51.....................................................................  Summary of The Policies;
52.....................................................................  Information About The Policies
53.....................................................................  Substitution of Securities
54.....................................................................  Taxation of The Company
55.....................................................................  Not Applicable
56.....................................................................  Not Applicable
57.....................................................................  Not Applicable
58.....................................................................  Not Applicable
59.....................................................................  Not Applicable
60.....................................................................  Financial Statements

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                        MODIFIED SINGLE PREMIUM VARIABLE

                             LIFE INSURANCE POLICIES
                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN A ("EXISTING FUNDS") OF THE FOLLOWING TABLE WITH SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN B ("REPLACEMENT FUNDS"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE EXISTING FUNDS WILL BE ELIMINATED AS INVESTMENT OPTIONS AND SUBSTITUTED WITH THE REPLACEMENT FUNDS.

------------------------------------------------------ ----------------------------------------------------
                      Column A                                              Column B
                    Existing Fund                                       Replacement Fund
------------------------------------------------------ ----------------------------------------------------
     Strong Variable Insurance Funds, Inc. - Strong         Strong Opportunity Fund II, Inc.
     Discovery Fund II, Inc.
------------------------------------------------------ ----------------------------------------------------

2. The "Surrender (Redemption)" provision on page 15 of your prospectus is amended to include the following:


     NATIONWIDE IS REQUIRED BY STATE LAW TO RESERVE THE RIGHT TO POSTPONE PAYMENT OF ASSETS IN THE FIXED ACCOUNT FOR A PERIOD OF UP TO SIX MONTHS FROM THE DATE OF THE SURRENDER REQUEST.

3. "Appendix A: Objectives for Underlying Mutual Funds" on page 39 of your prospectus is amended to read:


     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
     Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

         GROWTH PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

         GUARDIAN PORTFOLIO
         Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

         LIMITED MATURITY BOND PORTFOLIO
         Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

         PARTNERS PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

4. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.

     Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

5. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           o  U.S. Real Estate Portfolio

6. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

     ----------------------------------------------------------------------------------------------------------
                                                                                          Total Underlying
                                                 Management        Other        12b-1        Mutual Fund
                                                    Fees         Expenses        Fees          Expenses
     ----------------------------------------------------------------------------------------------------------
      The Universal Institutional Funds, Inc.       0.75%          0.35%         0.00%            1.10%
     -- U. S. Real Estate Portfolio
     -----------------------------------------------------------------------------------------------------------

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

     ------------------------------------------------------------------------------------------------------
                                                                                       Total Underlying
                                             Management       Other           12b-1       Mutual Fund
                                                Fees         Expenses         Fees          Expenses
     ------------------------------------------------------------------------------------------------------
      The Universal Institutional Funds, Inc.   0.80%           0.35%          0.00%          1.15%
     -- U. S. Real Estate Portfolio
     ------------------------------------------------------------------------------------------------------


7. Effective September 25, 2000, "Appendix A: Objectives for Underlying Mutual Funds" on page 39 of your prospectus is amended to read:

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         U. S. REAL ESTATE PORTFOLIO
         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

8. EFFECTIVE OCTOBER 2, 2000, PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUNDS:

                        NATIONWIDE SEPARATE ACCOUNT TRUST

         o    Gartmore NSAT Emerging Markets Fund
         o    Gartmore NSAT Global Technology and Communications Fund
         o    Gartmore NSAT International Growth Fund
         o    Turner NSAT Growth Focus Fund

9. EFFECTIVE OCTOBER 2, 2000, THE FOLLOWING UNDERLYING MUTUAL FUNDS HAVE CHANGED NAMES. ALL REFERENCES IN YOUR PROSPECTUS TO THE OLD NAME WILL BE REPLACED WITH THE NEW NAME AS DESCRIBED BELOW:

     -------------------------------------------------------- -------------------------------------------------------
     ALL REFERENCES TO...                                     ARE REPLACED WITH...
     -------------------------------------------------------- -------------------------------------------------------
     NSAT - Nationwide Mid Cap Index Fund                     NSAT - Dreyfus NSAT Mid Cap Index Fund
     -------------------------------------------------------- -------------------------------------------------------
     NSAT - Nationwide Multi Sector Bond Fund                 NSAT - MAS NSAT Multi Sector Bond Fund
     -------------------------------------------------------- -------------------------------------------------------
     NSAT - Nationwide Strategic Growth Fund                  NSAT - Strong NSAT Mid Cap Growth Fund
     -------------------------------------------------------- -------------------------------------------------------

10. EFFECTIVE OCTOBER 2, 2000, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL REPLACE FRANKLIN ADVISERS, INC. AS ONE OF THE SUBADVISERS OF THE NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL CAP GROWTH FUND. THERE IS NO CHANGE IN THE FUND'S OBJECTIVE AS IS STATED IN THE PROSPECTUS DATED MAY 1, 2000.

11. EFFECTIVE OCTOBER 2, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

     --------------------------------------------------------------------------------------------------------------
                                                                                               Total Underlying
                                                    Management        Other         12b-1        Mutual Fund
                                                       Fees          Expenses       Fees           Expenses
     --------------------------------------------------------------------------------------------------------------
     NSAT - Gartmore NSAT Emerging Markets Fund        0.87%          0.88%          0.00%           1.75%
     --------------------------------------------------------------------------------------------------------------
     NSAT - Gartmore NSAT Global Technology and        0.62%          0.73%          0.00%           1.35%
     Communications Fund
     --------------------------------------------------------------------------------------------------------------
     NSAT - Gartmore NSAT International Growth         0.72%          0.88%          0.00%           1.60%
     Fund
     --------------------------------------------------------------------------------------------------------------
     NSAT - Nationwide Small Cap Value Fund            0.88%          0.37%          0.00%           1.25%
     --------------------------------------------------------------------------------------------------------------
     NSAT - Turner NSAT Growth Focus Fund              0.59%          0.76%          0.00%           1.35%
     --------------------------------------------------------------------------------------------------------------

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

     ---------------------------------------------------------------------------------------------------------------
                                                                                                Total Underlying
                                                     Management        Other         12b-1        Mutual Fund
                                                        Fees          Expenses       Fees           Expenses
     ---------------------------------------------------------------------------------------------------------------
     NSAT - Gartmore NSAT Emerging Markets Fund         1.15%          0.88%          0.00%           2.03%
     ---------------------------------------------------------------------------------------------------------------
     NSAT - Gartmore NSAT Global Technology and         0.98%          0.73%          0.00%           1.71%
     Communications Fund
     ---------------------------------------------------------------------------------------------------------------
     NSAT - Gartmore NSAT International Growth          1.00%          0.88%          0.00%           1.88%
     Fund
     ---------------------------------------------------------------------------------------------------------------
     NSAT - Nationwide Small Cap Value Fund             0.90%          0.37%          0.00%           1.27%
     ---------------------------------------------------------------------------------------------------------------
     NSAT - Turner NSAT Growth Focus Fund               0.90%          0.76%          0.00%           1.66%
     ---------------------------------------------------------------------------------------------------------------

12. Effective October 2, 2000, "Appendix A: Objectives for Underlying Mutual Funds" on page 39 of your prospectus is amended to read:

NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT")

         GARTMORE NSAT EMERGING MARKETS FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

         GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.

         GARTMORE NSAT INTERNATIONAL GROWTH FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

         TURNER NSAT GROWTH FOCUS FUND
         (subadviser: Turner Investment Partners, Inc.)
         Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential.

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
             Issued by Nationwide Life Insurance Company through its
                       Nationwide VLI Separate Account-2

                   The date of this prospectus is May 1, 2000
--------------------------------------------------------------------------------
This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
         o    American Century VP Balanced
         o    American Century VP Income & Growth
         o    American Century VP International
         o    American Century VP Value

DREYFUS
         o    Dreyfus Investment Portfolios - European Equity Portfolio
         o    Dreyfus Stock Index Fund, Inc
         o    The Dreyfus Socially Responsible Growth
              Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
         o Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
         o    Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         o    VIP Equity-Income Portfolio
         o    VIP Growth Portfolio
         o    VIP High Income Portfolio*
         o    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         o    VIP II Asset Manager Portfolio
         o    VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
         o    VIP III Growth Opportunities Portfolio

JANUS
         o    Janus Aspen Series - Capital Appreciation
              Portfolio: Service Shares
         o    Janus Aspen Series - Global Technology
              Portfolio: Service Shares
         o    Janus Aspen Series - International Growth
              Portfolio: Service Shares

MORGAN STANLEY
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (FORMERLY, MORGAN STANLEY DEAN WITTER
   UNIVERSAL FUNDS, INC.)
         o    Emerging Markets Debt Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
         o    Capital Appreciation Fund
         o    Government Bond Fund
         o    Money Market Fund
         o    Total Return Fund
         o    Nationwide Mid Cap Index Fund
              (subadviser: The Dreyfus Corporation)
         o    Nationwide Multi Sector Bond Fund
              (subadviser: Miller, Anderson & Sherrerd, LLP)
         o    Nationwide Small Cap Growth Fund
              (subadvisers: Franklin Advisers, Inc., Miller,
              Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
         o    Nationwide Small Cap Value Fund
              (subadviser: The Dreyfus Corporation)
         o    Nationwide Small Company Fund
              (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.)
         o    Nationwide Strategic Growth Fund
              (subadvisers: Strong Capital Management, Inc.)

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
         o    AMT Growth Portfolio
         o    AMT Guardian Portfolio
         o    AMT Limited Maturity Bond Portfolio
         o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
         o    Oppenheimer Aggressive Growth Fund/VA
         o    Oppenheimer Bond Fund/VA
         o    Oppenheimer Global Securities Fund/VA

         o    Oppenheimer Capital Appreciation Fund/VA
              (formerly, Oppenheimer Growth Fund)
         o    Oppenheimer Main Street Growth & Income Fund/VA
         o    Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST
         o    Worldwide Bond Fund
         o    Worldwide Emerging Markets Fund
         o    Worldwide Hard Assets Fund

VAN KAMPEN LIFE INVESTMENT TRUST
         o    Morgan Stanley Real Estate Securities Portfolio

WARBURG PINCUS TRUST
         o    Small Company Growth Portfolio

NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
         o    American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.
         o    Strong Discovery Fund II, Inc.
         o    International Stock Fund II

WARBURG PINCUS TRUST
         o    International Equity Portfolio
         o    Global Post-Venture Capital Portfolio
              (formerly, Post-Venture Capital Portfolio)

* These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:
         o prospectus, annual report or semi-annual report for any underlying mutual fund, and
         o    any required Nationwide forms,

                  1-800-547-7548
         TDD      1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America Products can be found on the world-wide web at:

                              WWW.BESTOFAMERICA.COM

THIS POLICY IS NOT:
         o    A BANK DEPOSIT;
         o    ENDORSED BY A BANK OR GOVERNMENT AGENCY;
         o    FEDERALLY INSURED; OR
         o    AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are modified single premium variable life insurance policies. They provide life insurance coverage on the named insured. For policies offered in New York under a group contract, references throughout this prospectus to "policy will mean "certificate" and references to "policy owner will mean "certificate owner." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force during the first three years so long as the minimum premium requirement has been met.

Benefits described in this prospectus may not be available in every jurisdiction - refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

It may be disadvantageous to policy holders to:

     o replace existing insurance policies with the policy described in this prospectus;

     o purchase a policy to obtain additional insurance protection if the purchaser already owns a variable life insurance policy; or

     o take policy loans or withdrawals from the policy prior to attaining age 59 1/2(see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

SEC GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF POLICY EXPENSES........................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7

SYNOPSIS OF THE POLICIES.........................10

NATIONWIDE LIFE INSURANCE COMPANY................10

NATIONWIDE INVESTMENT SERVICES
     CORPORATION.................................10

INVESTING IN THE POLICY..........................10
     The Variable Account and Underlying
       Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................12
     Minimum Requirements for Issuance of a
       Policy
     Premium Payments
     Pricing

POLICY CHARGES...................................13
     Monthly Cost of Insurance Charge
     Monthly Administrative Expense Charge
     Tax Expense Charge
     Mortality and Expense Risk Charge
     Surrender Charges
     Income Tax

SURRENDERING THE POLICY FOR CASH.................15
     Surrender (Redemption)
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................16
     Error in Age or Sex

POLICY PROVISIONS................................17
     Policy Owner
     Beneficiary

OPERATION OF THE POLICY..........................17
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................19

POLICY LOANS.....................................19
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................20

POLICY OWNER SERVICES............................21
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................21
     Calculation of the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION..............................22

GRACE PERIOD.....................................22
     Reinstatement

TAX MATTERS......................................23
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
       Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................26

STATE REGULATION.................................26

REPORTS TO POLICY OWNERS.........................27

ADVERTISING......................................27

LEGAL PROCEEDINGS................................27

EXPERTS..........................................28

REGISTRATION STATEMENT...........................28

DISTRIBUTION OF THE POLICIES.....................28

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................30

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................39

APPENDIX B: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND
     DEATH BENEFITS..............................50

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming mortality and expense risks (see "Policy Charges").

Nationwide deducts the following charges from the cash value of the policy (see "Policy Charges"):

     o    monthly cost of insurance
     o    monthly tax expense charge(1)
     o    administrative expense charge(2)
     o    mortality and expense risk charge(3)
     o    surrender charge(4).

(1) Nationwide deducts a monthly tax expense charge equal to an annual rate of 0.50% multiplied by the policy's cash value. It consists of a premium tax component equal to an annual rate of 0.30% and a federal tax component equal to an annual rate of 0.20% (see "Tax Expense Charge").

(2) The administrative expense charge is equal to an annual rate of 0.30% multiplied by the policy's cash value. Currently, this charge is reduced by the cash value in the 11th policy year and on, if the cash surrender value is greater than or equal to $100,000 (see "Administrative Expense Charge").

(3) The mortality and expense risk charge is charged daily and equal to an annual rate of 0.90% multiplied by the cash value (see "Mortality and Expense Risk Charge").

(4) For policies which are surrendered during the first nine policy years, Nationwide deducts a surrender charge (see "Surrender Charges").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)

---------------------------------------------------------------------------------------------------------------
                                              MANAGEMENT         OTHER          12B-1        TOTAL MUTUAL
                                                 FEES           EXPENSES        FEES         FUND EXPENSES
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           0.90%             0.00%        0.00%             0.90%
Inc. - American Century VP Balanced
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           1.00%             0.00%        0.00%             1.00%
Inc. - American Century VP Capital
Appreciation
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           0.70%             0.00%        0.00%             0.70%
Inc. - American Century VP Income &
Growth
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           1.34%             0.00%        0.00%             1.34%
Inc. - American Century VP International
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           1.00%             0.00%        0.00%             1.00%
Inc. - American Century VP Value
---------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth         0.75%             0.04%        0.00%             0.79%
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios: European         1.00%             0.25%        0.00%             1.25%
Equity Portfolio
---------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                  0.25%             0.01%        0.00%             0.26%
---------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -              0.43%             0.35%        0.00%             0.78%
Appreciation Portfolio (formerly,
Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)
---------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -              0.75%             0.04%        0.00%             0.79%
Growth & Income Portfolio
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio            0.48%             0.08%        0.00%             0.56%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   0.58%             0.07%        0.00%             0.65%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio              0.58%             0.11%        0.00%             0.69%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                 0.73%             0.14%        0.00%             0.87%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio         0.53%             0.09%        0.00%             0.62%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio          0.58%             0.07%        0.00%             0.65%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities           0.58%             0.10%        0.00%             0.68%
Portfolio
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital                    0.65%             0.04%        0.25%             0.94%
Appreciation Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology          0.65%             0.13%        0.25%             1.03%
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International              0.65%             0.11%        0.25%             1.01%
Growth Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio           0.84%             0.08%        0.00%             0.92%
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio         0.85%             0.15%        0.00%             1.00%
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity           0.65%             0.11%        0.00%             0.76%
Bond Portfolio
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio         0.80%             0.07%        0.00%             0.87%
---------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                  0.60%             0.14%        0.00%             0.74%
---------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                       0.50%             0.15%        0.00%             0.65%
---------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                          0.39%             0.15%        0.00%             0.54%
---------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                          0.58%             0.14%         0.00%            0.72%
---------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund              0.88%             0.15%        0.00%             1.03%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                              MANAGEMENT         OTHER          12B-1        TOTAL MUTUAL
                                                 FEES           EXPENSES        FEES         FUND EXPENSES
---------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund          0.75%             0.15%         0.00%            0.90%
---------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund           1.10%             0.20%         0.00%            1.30%
---------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund            0.90%             0.15%         0.00%            1.05%
---------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund              0.98%             0.17%         0.00%            1.15%
---------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund           0.90%             0.10%         0.00%            1.00%
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.66%             0.01%         0.00%            0.73%
Oppenheimer Aggressive Growth Fund/VA
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.72%             0.01%         0.00%            0.73%
Oppenheimer Bond Fund/VA
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.67%             0.02%         0.00%            0.69%
Oppenheimer Global Securities Fund/VA
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.68%             0.02%         0.00%            0.70%
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.73%             0.05%         0.00%            0.78%
Oppenheimer Main Street Growth & Income
Fund/VA
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.72%             0.01%         0.00%            0.73%
Oppenheimer Multiple Strategies Fund/VA
---------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                1.00%             0.14%         0.00%            1.14%
(formerly, Strong Special Fund II, Inc.)
---------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -         1.00%             0.14%         0.00%            1.14%
Strong Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -         1.00%             0.16%         0.00%            1.16%
International Stock Fund II
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.-        0.45%             0.98%         0.00%            1.43%
Emerging Markets Debt Portfolio
(formerly, Morgan Stanley Dean Witter
Universal Funds, Inc. - Emerging Markets
Debt Portfolio)
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             1.00%             0.22%         0.00%            1.22%
Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             1.00%             0.34%         0.00%            1.34%
Worldwide Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             1.00%             0.26%         0.00%            1.26%
Worldwide Hard Assets Fund
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -              0.97%             0.13%         0.00%            1.10%
Morgan Stanley Real Estate Securities
Portfolio
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International            1.00%             0.32%         0.00%            1.32%
Equity Portfolio
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-             1.07%             0.33%         0.00%            1.40%
Venture Capital Portfolio (formerly,
Warburg Pincus Trust - Post-Venture
Capital Portfolio)
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company            0.90%             0.24%         0.00%            1.14%
Growth Portfolio
---------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------- -------------- --------------- --------- ----------------------
                                                      Management       Other         12b-1       Total Underlying
                                                         Fees         Expenses        Fees     Mutual Fund Expenses
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP Equity Income Portfolio                     0.48%          0.09%        0.00%            0.57%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP Growth Portfolio                            0.58%          0.08%        0.00%            0.66%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP Overseas Portfolio                          0.73%          0.18%        0.00%            0.91%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP II Asset Manager Portfolio                  0.53%          0.10%        0.00%            0.63%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP II Contrafund(R) Portfolio                  0.58%          0.09%        0.00%            0.67%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP III Growth Opportunities Portfolio          0.58%          0.11%        0.00%            0.69%
---------------------------------------------------- -------------- --------------- --------- ----------------------
NSAT Nationwide Mid-Cap Index Fund                       0.88%          0.86%        0.00%            1.74%
---------------------------------------------------- -------------- --------------- --------- ----------------------
NSAT Nationwide Multi Sector Bond Fund                   0.75%          0.27%        0.00%            1.02%
---------------------------------------------------- -------------- --------------- --------- ----------------------
NSAT Nationwide Small Cap Growth Fund                    1.10%          1.30%        0.00%            2.40%
---------------------------------------------------- -------------- --------------- --------- ----------------------
NSAT Nationwide Strategic Growth Fund                    0.90%          0.33%        0.00%            1.23%
---------------------------------------------------- -------------- --------------- --------- ----------------------
NSAT Nationwide Small Cap Value Fund                     0.90%          0.37%        0.00%            1.27%
---------------------------------------------------- -------------- --------------- --------- ----------------------
The Universal Institutional Funds, Inc. - Emerging       0.80%          0.98%        0.00%            1.78%
Markets Debt Portfolio (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc. - Emerging
Markets Debt Portfolio)
---------------------------------------------------- -------------- --------------- --------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.13%        0.00%            1.13%
Emerging Markets Fund
---------------------------------------------------- -------------- --------------- --------- ----------------------
Van Kampen Life Investment Trust - Morgan Stanley        1.00%          0.54%        0.00%            1.54%
Real Estate Securities Portfolio
---------------------------------------------------- -------------- --------------- --------- ----------------------
Warburg Pincus Trust - Global Post-Venture Capital       1.25%          0.33%        0.00%            1.58%
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
---------------------------------------------------- -------------- --------------- --------- ----------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium is $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80. Policies are issued to insureds up to age 80.

The policy is intended to be a single premium policy with limited ability to make additional payments. Additional payments are permitted under certain circumstances (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

The only rider currently available is a Maturity Extension Endorsement.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.


Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are not directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1) shares of a current underlying mutual fund option are no longer available for investment; or

     2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured named in the policy. Minimum requirements for policy issuance include:

     o    the insured must be age 80 or younger;

     o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     o minimum initial premium payment of $10,000 for issue ages 0-70, $50,000 for issue ages 71-80.

PREMIUM PAYMENTS

The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments of $1,000 may be made at any time while the policy is in force, except in Virginia, subject to the following conditions:

     o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     o Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

     o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

     o Additional premium payments will be allocated to the NSAT Money Market Fund unless the policy owner specifies otherwise.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

     o  New Year's Day                  o  Independence Day
     o  Martin Luther King, Jr. Day     o  Labor Day
     o  Presidents' Day                 o  Thanksgiving
     o  Good Friday                     o  Christmas
     o  Memorial Day

Nationwide also will not price premium payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

No deductions are made from premium payments - 100% of each premium payment is applied to the cash value.

On the policy date and on each monthly anniversary date, Nationwide will deduct an amount to cover charges and expenses incurred in connection with the policy. This monthly deduction is made on a pro-rata basis from the cash value in each sub-account and the fixed account. The amount of the monthly deduction will vary from month to month. If the cash surrender value is not sufficient to cover the monthly deduction, the policy may lapse. The monthly deduction consists of the following charges:

MONTHLY COST OF INSURANCE CHARGE

Immediately after the policy is issued, the death benefit will be substantially greater than the initial premium payment. While the policy is in force, prior to the maturity date, the death benefit will always be greater than the cash value. To enable Nationwide to pay this excess of the death benefit over the cash value, a monthly cost of insurance charge is deducted.

Currently, this charge is equal to an annual rate of 0.65% multiplied by the cash value. On a current basis, for policy years 11 and later, this charge is anticipated to be reduced to the cash value multiplied by an annual rate of 0.30% if the cash surrender value is $100,000 or more.

In New York State the current cost of insurance charge is calculated at an annual rate of 0.65% in all years and will not exceed the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).

In no event will this current monthly deduction for the cost of insurance exceed the guaranteed monthly cost of insurance charges. Guaranteed cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate multiplied by the policy's net amount at risk. The net amount at risk is equal to the death benefit minus the cash value. Guaranteed cost of insurance rates for standard issues are based on the 1980 CSO. Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct.

MONTHLY ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a monthly administrative expense charge to cover its actual administrative expense. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including underwriting, accounting and record keeping, and periodic reporting to policy owners. The monthly administrative expense charge is equal to an annual rate of 0.30% multiplied by the policy's cash value. On a current basis, for policy years eleven (11) and later, this monthly charge is anticipated to be reduced to an annual rate of 0.15% multiplied by the cash value, provided the cash surrender value is greater than or equal to $100,000. This monthly charge is subject to a $10 per month minimum. (In the State of New York this charge is calculated at an annual rate of 0.30% in all years and may not exceed $7.50 per month).

TAX EXPENSE CHARGE

During the first ten policy years, Nationwide takes a monthly deduction to compensate for certain administrative expenses on an aggregate basis, which are incurred by Nationwide, including premium taxes imposed by various state and local jurisdictions, as well as for federal taxes imposed under Section 848 of the Internal Revenue Code. This monthly charge includes a state and local tax component equal to an annual rate of 0.30% of the daily account value and a federal component equal to an annual rate of 0.20% of the daily account value (for a total charge equal to an annual rate of 0.50% multiplied by the policy's daily account value). This charge is deducted from the account in the same proportion that both, the value of the fixed account and the values of each sub-account, have in relation to the total account value. Nationwide does not expect to make a profit from this monthly tax charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risk associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is equal to an annual rate of 0.90% multiplied by the cash value attributable to the variable account. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

Nationwide may realize a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years. The surrender charge is comprised of two components:

     o    a sales surrender charge, and

     o    a premium tax surrender charge.

The sales component reimburses Nationwide for expenses incurred in distribution of the policies, including commissions paid on the sale of the policies and a portion of premium taxes incurred by Nationwide. Approximately 75% of the total surrender charges are for the recovery of sales expenses and 25% for the recovery of premium taxes. In no event will the sales surrender charge exceed 7.5% of the total premium payments.Nationwide does not expect to profit from these surrender charges.

Reduction of Charges

Maximum surrender charges are shown in the following table:

    -------------------- ------------------------------
        COMPLETED            SURRENDER CHARGE AS A
         POLICY           PERCENT OF INITIAL PREMIUM
          YEARS                     PAYMENT
   --------------------- ------------------------------
            0                       10.0%
   --------------------- ------------------------------
            1                       10.0%
   --------------------- ------------------------------
            2                        9.0%
   --------------------- ------------------------------
            3                        8.0%
   --------------------- ------------------------------
            4                        7.0%
   --------------------- ------------------------------
            5                        6.0%
   --------------------- ------------------------------
            6                        5.0%
   --------------------- ------------------------------
            7                        4.0%
   --------------------- ------------------------------
            8                        3.0%
   --------------------- ------------------------------
            9+                       0.0%
   --------------------- ------------------------------

Nationwide may reduce or eliminate the sales surrender charge where the policy is issued to an officer, director, former director, partner, employee or retired employee of Nationwide, or an employee of Nationwide Investment Services Corporation ("NISC") or an employee of an affiliate of Nationwide or NISC, or a duly appointed representative of Nationwide who receives no commission as a result of the purchase. Elimination of the sales surrender charge is permitted only if Nationwide does not incur sales expenses normally associated with sales of a policy . In no event will elimination of the sales surrender charge be permitted if to do so would be unfairly discriminatory to any person.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the monthly mortality and expense risk charges (see "Monthly Deductions"). Certain surrenders may result in adverse tax consequences (see "Tax Matters").

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1) the request must be in writing and signed by the policy owner or the policy owner's authorized representative;

     2)   the minimum amount withdrawn must be at least $500;

     3) the maximum partial surrender not subject to surrender charges is limited to the maximum of:

          (i)  10% of the total premium payments; and

          (ii) 100% of cumulative earnings (cash value minus total premium payments less any policy indebtedness);

     4) the partial surrender must not reduce the cash surrender value below $10,000; and

     5) after the partial surrender, the policy must continue to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount of the partial surrender unless the death benefit is based on the applicable percentage of the cash value. In that case, the partial surrender decreases the specified amount by the amount the partial surrender exceeds the difference between the death benefit and the specified amount. Partial surrender amounts are deducted from the sub-accounts. Deductions are taken from the fixed account only if insufficient values are available in the sub-accounts. No surrender charges are assessed against eligible partial surrenders. Certain partial surrender may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT-Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

     (a)  is:

          (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

     (b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     o Nationwide may restrict transfers to the fixed account to 25% of the cash value.

     o After the first policy anniversary the policy owner may transfer up to 100% of the cash value in the variable account to the fixed account.

     o Nationwide may limit the amount of cash value transferred out of the fixed account each year.

     o Transfers from the fixed account must be made within 30 days from the end of interest rate guarantee period.

     o    Transfers among sub-accounts can be made once per valuation date.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     o submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     o submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     o    10 days after receiving the policy;

     o    45 days after signing the application; or

     o    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

A policy owner may take a policy loan at any time using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of cash value minus surrender charges. Thereafter, maximum policy indebtedness is limited to 90% of cash value minus surrender charges. Nationwide will not grant a loan for less than $1,000 ($200 in Connecticut, $250 in Oregon, $500 in New Jersey and New York). Policy indebtedness will be deducted from the death benefit, the cash surrender value upon surrender, and the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Amounts transferred to the policy loan account will earn interest daily from the date of transfer.

Total policy indebtedness is composed of two components:

     o    preferred loans; and

     o    regular loans.

The policy loan account is considered preferred to the extent it is less than or equal to the cash value minus the result of: the premiums excluding any 1035 language amount paid less any withdrawals not taxed as distributions plus any loans previously taxed as distributions plus any amounts reported to Nationwide as cost basis attributable to exchanges under Section 1035 of the Internal Revenue Code. Additional loaned amounts will be treated as regular loans.

Preferred and regular loan amounts will be determined once a year, or any time a new loan is requested. Currently, preferred indebtedness will be credited interest daily at an annual effective rate of 6%. Regular indebtedness will be credited interest daily at an annual effective rate of 4%. The credited rate for all policy indebtedness is guaranteed never to be lower than 4%. This earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at any time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all policy indebtedness. Interest is charged daily and is payable at the end of each policy year as well as at any time a new loan is requested. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Money Market Fund; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.

Transfers from the fixed account must be equal to or less than 1/30 th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The specified amount is the dollar amount used to determine the amount of the death benefit. Generally, the initial specified amount is greater for females than for males. The specified amount is shown on the policy data page.

At issue, the specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. The Guideline Single Premium represents the single premium required to mature the policy under guaranteed mortality and expense charges, and an interest rate of 6%. The Guideline Single Premium varies by attained age, sex, underwriting classification, and total premium payments. The following table illustrates representative initial specified amounts:

      ISSUE            $10,000 SINGLE PREMIUM          $25,000 SINGLE PREMIUM          $50,000 SINGLE PREMIUM
       AGE              MALE           FEMALE           MALE           FEMALE           MALE           FEMALE
        35             $62,031         $76,231        $155,077        $190,577        $310,154        $381,154
        40              49,883          61,337         124,707         153,343         249,413         306,685
        45              40,437          49,825         101,093         124,562         202,186         249,124
        50              33,079          40,742          82,698         101,854         165,397         203,708
        55              27,358          33,531          68,396          83,828         136,791         167,655
        60              22,964          27,734          57,410          69,335         114,821         138,671
        65              19,579          23,052          48,948          57,631          97,895         115,261

While the policy is in force, the death benefit will never be less than the specified amount or the Applicable Percentage of cash value. The death benefit may vary with the cash value of the policy, which depends on investment performance. The amount of death benefit will ordinarily not change for several years to reflect investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. The Applicable Percentage of Cash Value varies by attained age.

                                 APPLICABLE PERCENTAGE OF CASH VALUE FACTORS
     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
       0-40              250%               60              130%               80              105%
         41              243%               61              128%               81              105%
         42              236%               62              126%               82              105%
         43              229%               63              124%               83              105%
         44              222%               64              122%               84              105%
         45              215%               65              120%               85              105%
         46              209%               66              119%               86              105%
         47              203%               67              118%               87              105%
         48              197%               68              117%               88              105%
         49              191%               69              116%               89              105%
         50              185%               70              115%               90              105%
         51              178%               71              113%               91              104%
         52              171%               72              111%               92              103%
         53              164%               73              109%               93              102%
         54              157%               74              107%               94              101%
         55              150%               75              105%               95              101%
         56              146%               76              105%               96              101%
         57              142%               77              105%               97              101%
         58              138%               78              105%               98              101%
         59              134%               79              105%               99              101%
                                                                              100              100%

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

Within 2 years of the policy date, the policy owner may make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. This right is subject to state availability.

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during this grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4. paying additional premiums equal to at least 3 times the guaranteed cost of insurance charges; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

This surrender charge is based on the length of time from the date of premium payments to the effective date of reinstatement. Unless the policy owner has provided otherwise, the allocation of the amount of surrender charge, additional premium payments, and any loan repayments will be based on the underlying mutual fund allocation factors in effect at the start of the grace period.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its Maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy Indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs.

On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"). NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     o    Nationwide Multi-Flex Variable Account;
     o    NACo Variable Account;
     o    Nationwide DC Variable Account;
     o    Nationwide DCVA-II;
     o    Nationwide Variable Account;
     o    Nationwide Variable Account-II;
     o    Nationwide Variable Account-5;
     o    Nationwide Variable Account-6;
     o    Nationwide Variable Account-8;
     o    Nationwide Variable Account-9;
     o    Nationwide Variable Account-10;
     o    Nationwide Variable Account-11;
     o    Nationwide VLI Separate Account-2;
     o    Nationwide VLI Separate Account-3;
     o    Nationwide VLI Separate Account-4;
     o    Nationwide VLI Separate Account-5;
     o    Nationwide VA Separate Account-A;
     o    Nationwide VA Separate Account-B;

     o    Nationwide VA Separate Account-C;
     o    Nationwide VL Separate Account-A;
     o    Nationwide VL Separate Account-B;
     o    Nationwide VL Separate Account-C; and
     o    Nationwide VL Separate Account-D.

Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing services are not more than 6.75% of the premiums paid.

NISC DIRECTORS AND OFFICERS

 -----------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 -----------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                              Chairman of the Board and Director
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                                     Chairman and Chief Executive Officer and Director
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Robert A. Oakley                                      Executive Vice President - Chief Financial Officer
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------

NISC DIRECTORS AND OFFICERS (CONTINUED)
 -----------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 -----------------------------------------------------------------------------------------------------------
 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -----------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate accounts each of which is a registered investment company:

     o    Nationwide Variable Account;
     o    Nationwide Variable Account-II;
     o    Nationwide Variable Account-3;
     o    Nationwide Variable Account-4;
     o    Nationwide Variable Account-5;
     o    Nationwide Variable Account-6;
     o    Nationwide Fidelity Advisor Variable Account;
     o    Nationwide Variable Account-8;
     o    Nationwide Variable Account-9;
     o    Nationwide Variable Account-10;
     o    Nationwide Variable Account-11;
     o    MFS Variable Account;
     o    Nationwide Multi-Flex Variable Account;
     o    Nationwide VLI Separate Account;
     o    Nationwide VLI Separate Account-2;
     o    Nationwide VLI Separate Account-3;
     o    Nationwide VLI Separate Account-4;
     o    Nationwide VLI Separate Account-5;
     o    NACo Variable Account;
     o    Nationwide DC Variable Account; and
     o    Nationwide DCVA II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.
As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide.

NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------------------
DIRECTORS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS           POSITIONS AND OFFICES
ADDRESS                               WITH DEPOSITOR              PRINCIPAL OCCUPATION
----------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
----------------------------------------------------------------------------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
----------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
----------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
----------------------------------------------------------------------------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
----------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
----------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
----------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
----------------------------------------------------------------------------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
----------------------------------------------------------------------------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007
----------------------------------------------------------------------------------------------------------------------

DIRECTORS OF NATIONWIDE (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
DIRECTORS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS           POSITIONS AND OFFICES
ADDRESS                               WITH DEPOSITOR              PRINCIPAL OCCUPATION
----------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
----------------------------------------------------------------------------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
----------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
----------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
----------------------------------------------------------------------------------------------------------------------
Nancy C. Thomas                                Director           Co-owner, Thomas Farms (2)
1767D Westwood Avenue
Alliance, OH 44601
----------------------------------------------------------------------------------------------------------------------

(1)    Principal occupation for last 5 years.

(2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of NISC, a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.


EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President - Chief  Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.


There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Family of Investments, American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Mellon Equity Associates serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.
Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH AND INCOME PORTFOLIO
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is VIP's manager.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
VIP III is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. VIP III shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO
     Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     NSAT CAPITAL APPRECIATION FUND
     Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

     NSAT GOVERNMENT BOND FUND
     Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     NSAT MONEY MARKET FUND
     Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NSAT TOTAL RETURN FUND
     Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

SUBADVISED NATIONWIDE FUNDS

     NSAT NATIONWIDE MID CAP INDEX FUND
     Subadviser:  The Dreyfus Corporation
     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     NSAT NATIONWIDE MULTI SECTOR BOND  FUND
     Subadviser:  Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

     NSAT NATIONWIDE SMALL CAP GROWTH FUND
     Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NSAT NATIONWIDE SMALL CAP VALUE FUND
     Subadviser:  The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

     NSAT NATIONWIDE SMALL COMPANY FUND
     Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. The sub-advisers are Dreyfus, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, The investment adviser hopes to increase prospects for investment return and to reduce market risk and volatility.

     NSAT NATIONWIDE STRATEGIC GROWTH FUND
     Subadviser:  Strong Capital Management Inc.
     Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. Government debt securities.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

     AMT GROWTH PORTFOLIO
     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

     AMT PARTNERS PORTFOLIO
     Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA
     Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: The Fund seeks to achieve capital appreciation by investing in securities of well-known established companies. In seeking its objective of capital appreciation, the Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. At present it offers 17 separate investment portfolios, each with a distinct investment objective.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: The Portfolio seeks high total return by investing primarily in dollar- and non-dollar denominated Fixed Income Securities of government and private-sector issuers located in emerging market countries, in order to provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

     WORLDWIDE BOND FUND
     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, such as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST
The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Credit Suisse Asset Management, LLC. ("Credit Suisse").

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     STRONG DISCOVERY FUND II, INC.
     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     INTERNATIONAL STOCK FUND II
     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO)
     Investment Objective: Seeks long term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. The Portfolio will invest in at least three countries, including the United States.

APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the cash surrender values falls to zero, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made and no cash values are allocated to the fixed account.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses, after expense reimbursement for the preceding year for all underlying mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking account of the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.10%, and 11.10% respectively.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current charges and guaranteed values reflect the maximum charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

In addition, the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $40,437 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45
                                 CURRENT VALUES

                            0% HYPOTHETICAL GROSS                 6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                              INVESTMENT RETURN                     INVESTMENT RETURN                  INVESTMENT RETURN
            PREMIUMS
            PAID PLUS                CASH                                CASH                                  CASH
 POLICY     INTEREST      CASH       SURR        DEATH        CASH       SURR        DEATH        CASH         SURR         DEATH
  YEAR        AT 5%       VALUE      VALUE      BENEFIT       VALUE      VALUE      BENEFIT       VALUE        VALUE       BENEFIT
    1         10,500       9,591      8,591      40,437      10,170      9,170      40,437        10,749        9,749       40,437
    2         11,025       9,194      8,194      40,437      10,345      9,345      40,437        11,563       10,563       40,437
    3         11,576       8,809      7,909      40,437      10,525      9,625      40,437        12,449       11,549       40,437
    4         12,155       8,435      7,635      40,437      10,710      9,910      40,437        13,412       12,612       40,437
    5         12,763       8,071      7,371      40,437      10,901     10,201      40,437        14,459       13,759       40,437
    6         13,401       7,719      7,119      40,437      11,098     10,498      40,437        15,598       14,998       40,437
    7         14,071       7,376      6,876      40,437      11,300     10,800      40,437        16,837       16,337       40,437
    8         14,775       7,044      6,644      40,437      11,508     11,108      40,437        18,184       17,784       40,437
    9         15,513       6,721      6,421      40,437      11,722     11,422      40,437        19,648       19,348       40,437
   10         16,289       6,407      6,407      40,437      11,942     11,942      40,437        21,241       21,241       40,437
   15         20,789       5,104      5,104      40,437      13,485     13,485      40,437        32,418       32,418       43,441
   20         26,533       3,952      3,952      40,437      15,313     15,313      40,437        50,069       50,069       61,084
   25         33,864       2,932      2,932      40,437      17,477     17,477      40,437        77,190       77,190       89,540
   30         43,219       2,029      2,029      40,437      20,039     20,039      40,437       119,951      119,951      128,348


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $101,093 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR        DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
      1        26,250     24,156     21,656      101,093      25,608      23,108       101,093       27,061      24,561     101,093
      2        27,562     23,336     20,836      101,093      26,234      23,734       101,093       29,302      26,802     101,093
      3        28,941     22,539     20,289      101,093      26,878      24,628       101,093       31,739      29,489     101,093
      4        30,388     21,766     19,766      101,093      27,541      25,541       101,093       34,390      32,390     101,093
      5        31,907     21,016     19,266      101,093      28,224      26,474       101,093       37,272      35,522     101,093
      6        33,502     20,287     18,787      101,093      28,926      27,426       101,093       40,406      38,906     101,093
      7        35,178     19,579     18,329      101,093      29,649      28,399       101,093       43,809      42,559     101,093
      8        36,936     18,892     17,892      101,093      30,393      29,393       101,093       47,498      46,498     101,093
      9        38,783     18,225     17,475      101,093      31,159      30,409       101,093       51,497      50,747     101,093
     10        40,722     17,578     17,578      101,093      31,947      31,947       101,093       55,834      55,834     101,093
     15        51,973     14,989     14,989      101,093      37,174      37,174       101,093       86,002      86,002     115,242
     20        66,332     12,698     12,698      101,093      43,350      43,350       101,093      134,605     134,605     164,218
     25        84,659     10,670     10,670      101,093      50,566      50,566       101,093      212,016     212,016     245,939
     30       108,049      8,877      8,877      101,093      58,984      58,984       101,093      333,947     333,947     357,324

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $273,583 SPECIFIED AMOUNT
                           MALE: REGULAR ISSUE: AGE 55
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                   INVESTMENT RETURN                  INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                 CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH       CASH        SURR       DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
      1       105,000     96,804     86,804      273,583      102,612      92,612      273,583     108,421      98,421     273,583
      2       110,250     93,710     83,710      273,583      105,293      95,293      273,583     117,550     107,550     273,583
      3       115,762     90,715     81,715      273,583      108,043      99,043      273,583     127,449     118,449     273,583
      4       121,551     87,816     79,816      273,583      110,866     102,866      273,583     138,181     130,181     273,583
      5       127,628     85,009     78,009      273,583      113,762     106,762      273,583     149,817     142,817     273,583
      6       134,010     82,292     76,292      273,583      116,734     110,734      273,583     162,432     156,432     273,583
      7       140,710     79,662     74,662      273,583      119,783     114,783      273,583     176,110     171,110     273,583
      8       147,746     77,116     73,116      273,583      122,912     118,912      273,583     190,940     186,940     273,583
      9       155,133     74,651     71,651      273,583      126,123     123,123      273,583     207,018     204,018     273,583
     10       162,889     72,265     72,265      273,583      129,417     129,417      273,583     224,496     224,496     273,885
     15       207,893     62,990     62,990      273,583      154,788     154,788      273,583     353,603     353,603     410,180
     20       265,330     54,905     54,905      273,583      185,132     185,132      273,583     556,961     556,961     595,948
     25       338,635     47,857     47,857      273,583      221,425     221,425      273,583     877,270     877,270     921,133
     30       432,194     41,715     41,715      273,583      264,833     264,833      278,075   1,381,789   1,381,789   1,450,878

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65
                                 CURRENT VALUES

                              0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS              12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                    INVESTMENT RETURN                   INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR       DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
      1       105,000     96,804     86,804      195,791      102,612      92,612      195,791      108,421      98,421     195,791
      2       110,250     93,710     83,710      195,791      105,293      95,293      195,791      117,550     107,550     195,791
      3       115,762     90,715     81,715      195,791      108,043      99,043      195,791      127,449     118,449     195,791
      4       121,551     87,816     79,816      195,791      110,866     102,866      195,791      138,181     130,181     195,791
      5       127,628     85,009     78,009      195,791      113,762     106,762      195,791      149,817     142,817     195,791
      6       134,010     82,292     76,292      195,791      116,734     110,734      195,791      162,432     156,432     195,791
      7       140,710     79,662     74,662      195,791      119,783     114,783      195,791      176,127     171,127     199,023
      8       147,746     77,116     73,116      195,791      122,912     118,912      195,791      191,122     187,122     212,145
      9       155,133     74,651     71,651      195,791      126,123     123,123      195,791      207,505     204,505     226,181
     10       162,889     72,265     72,265      195,791      129,417     129,417      195,791      225,453     225,453     241,235
     15       207,893     62,990     62,990      195,791      154,788     154,788      195,791      355,112     355,112     372,868
     20       265,330     54,905     54,905      195,791      185,132     185,132      195,791      559,337     559,337     587,304
     25       338,635     47,857     47,857      195,791      221,425     221,425      232,497      881,013     881,013     925,064
     30       432,194     41,715     41,715      195,791      264,833     264,833      267,481    1,387,685   1,387,685   1,401,562

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $19,579 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65
                                 CURRENT VALUES

                              0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                    INVESTMENT RETURN                    INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR        DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
      1        10,500      9,591     8,591        19,579      10,170       9,170        19,579       10,749       9,749      19,579
      2        11,025      9,194     8,194        19,579      10,345       9,345        19,579       11,563      10,563      19,579
      3        11,576      8,809     7,909        19,579      10,525       9,625        19,579       12,449      11,549      19,579
      4        12,155      8,435     7,635        19,579      10,710       9,910        19,579       13,412      12,612      19,579
      5        12,763      8,071     7,371        19,579      10,901      10,201        19,579       14,459      13,759      19,579
      6        13,401      7,719     7,119        19,579      11,098      10,498        19,579       15,598      14,998      19,579
      7        14,071      7,376     6,876        19,579      11,300      10,800        19,579       16,837      16,337      19,579
      8        14,775      7,044     6,644        19,579      11,508      11,108        19,579       18,190      17,790      20,191
      9        15,513      6,721     6,421        19,579      11,722      11,422        19,579       19,683      19,383      21,455
     10        16,289      6,407     6,407        19,579      11,942      11,942        19,579       21,324      21,324      22,817
     15        20,789      5,104     5,104        19,579      13,485      13,485        19,579       32,877      32,877      34,521
     20        26,533      3,952     3,952        19,579      15,313      15,313        19,579       50,553      50,553      53,080
     25        33,864      2,932     2,932        19,579      17,477      17,477        19,579       77,657      77,657      81,540
     30        43,219      2,029     2,029        19,579      20,097      20,097        20,298      120,494     120,494     121,699

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65
                                 CURRENT VALUES

                              0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS              12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                    INVESTMENT RETURN                   INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR       DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
      1       105,000     96,998     86,998      195,791      102,818      92,818      195,791      108,638      98,638     195,791
      2       110,250     94,086     84,086      195,791      105,716      95,716      195,791      118,022     108,022     195,791
      3       115,762     91,262     82,262      195,791      108,695      99,695      195,791      128,217     119,217     195,791
      4       121,551     88,522     80,522      195,791      111,758     103,758      195,791      139,293     131,293     195,791
      5       127,628     85,865     78,865      195,791      114,907     107,907      195,791      151,325     144,325     195,791
      6       134,010     83,287     77,287      195,791      118,145     112,145      195,791      164,397     158,397     195,791
      7       140,710     80,787     75,787      195,791      121,475     116,475      195,791      178,629     173,629     201,851
      8       147,746     78,362     74,362      195,791      124,898     120,898      195,791      194,228     190,228     215,593
      9       155,133     76,009     73,009      195,791      128,418     125,418      195,791      211,300     208,300     230,317
     10       162,889     73,728     73,728      195,791      132,037     132,037      195,791      230,037     230,037     246,140
     15       207,893     64,911     64,911      195,791      159,510     159,510      195,791      365,977     365,977     384,276
     20       265,330     57,149     57,149      195,791      192,699     192,699      202,334      582,250     582,250     611,363
     25       338,635     50,315     50,315      195,791      232,794     232,794      244,434      926,330     926,330     972,646
     30       432,194     44,299     44,299      195,791      281,232     281,232      284,044    1,473,742   1,473,742   1,488,480

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $40,437 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS              12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                 CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH       CASH        SURR        DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
      1        10,500      9,510     8,510        40,437      10,090       9,090        40,437      10,669       9,669      40,437
      2        11,025      9,018     8,018        40,437      10,171       9,171        40,437      11,393      10,393      40,437
      3        11,576      8,521     7,621        40,437      10,243       9,343        40,437      12,177      11,277      40,437
      4        12,155      8,018     7,218        40,437      10,304       9,504        40,437      13,026      12,226      40,437
      5        12,763      7,508     6,808        40,437      10,352       9,652        40,437      13,948      13,248      40,437
      6        13,401      6,988     6,388        40,437      10,386       9,786        40,437      14,948      14,348      40,437
      7        14,071      6,456     5,956        40,437      10,402       9,902        40,437      16,034      15,534      40,437
      8        14,775      5,907     5,507        40,437      10,397       9,997        40,437      17,214      16,814      40,437
      9        15,513      5,339     5,039        40,437      10,367      10,067        40,437      18,497      18,197      40,437
     10        16,289      4,747     4,747        40,437      10,307      10,307        40,437      19,894      19,894      40,437
     15        20,789      1,398     1,398        40,437       9,734       9,734        40,437      29,930      29,930      40,437
     20        26,533       (*)       (*)          (*)         7,665       7,665        40,437      46,178      46,178      56,337
     25        33,864       (*)       (*)          (*)         2,424       2,424        40,437      71,191      71,191      82,582
     30        43,219       (*)       (*)          (*)          (*)         (*)          (*)       109,912     109,912     117,605

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUMS ARE PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $101,093 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                    INVESTMENT RETURN                     INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR        DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
      1        26,250     23,955     21,455      101,093      25,408      22,908       101,093       26,863      24,363     101,093
      2        27,562     22,898     20,398      101,093      25,803      23,303       101,093       28,881      26,381     101,093
      3        28,941     21,828     19,578      101,093      26,183      23,933       101,093       31,070      28,820     101,093
      4        30,388     20,741     18,741      101,093      26,544      24,544       101,093       33,448      31,448     101,093
      5        31,907     19,633     17,883      101,093      26,883      25,133       101,093       36,031      34,281     101,093
      6        33,502     18,499     16,999      101,093      27,196      25,696       101,093       38,841      37,341     101,093
      7        35,178     17,331     16,081      101,093      27,474      26,224       101,093       41,896      40,646     101,093
      8        36,936     16,121     15,121      101,093      27,711      26,711       101,093       45,213      44,213     101,093
      9        38,783     14,861     14,111      101,093      27,898      27,148       101,093       48,817      48,067     101,093
     10        40,722     13,541     13,541      101,093      28,027      28,027       101,093       52,739      52,739     101,093
     15        51,973      6,020      6,020      101,093      28,322      28,322       101,093       80,678      80,678     108,109
     20        66,332       (*)       (*)          (*)        25,627      25,627       101,093      124,710     124,710     152,146
     25        84,659       (*)       (*)          (*)        16,455      16,455       101,093      192,262     192,262     223,024
     30       108,049       (*)       (*)          (*)          (*)         (*)          (*)        296,833     296,833     317,611

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUMS ARE PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $273,583 SPECIFIED AMOUNT
                           MALE: REGULAR ISSUE: AGE 55

                                GUARANTEED VALUES

                              0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR       DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
      1       105,000     95,524     85,524      273,583      101,339      91,339      273,583      107,156      97,156     273,583
      2       110,250     90,932     80,932      273,583      102,558      92,558      273,583      114,875     104,875     273,583
      3       115,762     86,205     77,205      273,583      103,642      94,642      273,583      123,224     114,224     273,583
      4       121,551     81,320     73,320      273,583      104,576      96,576      273,583      132,276     124,276     273,583
      5       127,628     76,250     69,250      273,583      105,337      98,337      273,583      142,115     135,115     273,583
      6       134,010     70,953     64,953      273,583      105,894      99,894      273,583      152,831     146,831     273,583
      7       140,710     65,380     60,380      273,583      106,205     101,205      273,583      164,531     159,531     273,583
      8       147,746     59,473     55,473      273,583      106,225     102,225      273,583      177,340     173,340     273,583
      9       155,133     53,164     50,164      273,583      105,898     102,898      273,583      191,413     188,413     273,583
     10       162,889     46,381     46,381      273,583      105,168     105,168      273,583      206,939     206,939     273,583
     15       207,893      3,056      3,056      273,583       96,167      96,167      273,583      318,361     318,361     369,299
     20       265,330       (*)       (*)          (*)         61,320      61,320      273,583      491,517     491,517     525,923
     25       338,635       (*)       (*)          (*)          (*)         (*)          (*)        763,834     763,834     802,026
     30       432,194       (*)       (*)          (*)          (*)         (*)          (*)      1,173,054   1,173,054   1,231,706


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUMS ARE PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $19,579 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65
                                GUARANTEED VALUES

                              0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                   INVESTMENT RETURN                     INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR        DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
      1        10,500      9,391     8,391        19,579       9,972       8,972        19,579       10,554       9,554      19,579
      2        11,025      8,752     7,752        19,579       9,917       8,917        19,579       11,153      10,153      19,579
      3        11,576      8,079     7,179        19,579       9,831       8,931        19,579       11,805      10,905      19,579
      4        12,155      7,365     6,565        19,579       9,709       8,909        19,579       12,518      11,718      19,579
      5        12,763      6,600     5,900        19,579       9,544       8,844        19,579       13,303      12,603      19,579
      6        13,401      5,774     5,174        19,579       9,327       8,727        19,579       14,172      13,572      19,579
      7        14,071      4,871     4,371        19,579       9,048       8,548        19,579       15,142      14,642      19,579
      8        14,775      3,872     3,472        19,579       8,690       8,290        19,579       16,233      15,833      19,579
      9        15,513      2,754     2,454        19,579       8,236       7,936        19,579       17,473      17,173      19,579
     10        16,289      1,490     1,490        19,579       7,663       7,663        19,579       18,893      18,893      20,216
     15        20,789       (*)       (*)          (*)         2,111       2,111        19,579       29,042      29,042      30,494
     20        26,533       (*)       (*)          (*)          (*)         (*)          (*)         44,509      44,509      46,735
     25        33,864       (*)       (*)          (*)          (*)         (*)          (*)         67,116      67,116      70,472
     30        43,219       (*)       (*)          (*)          (*)         (*)          (*)        102,020     102,020     103,040


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUMS ARE PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65
                                GUARANTEED VALUES

                              0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST     CASH       SURR        DEATH        CASH        SURR         DEATH        CASH        SURR       DEATH
    YEAR       AT 5%       VALUE     VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
      1       105,000     94,820     84,820      195,791      100,656     90,656       195,791      106,495      96,495     195,791
      2       110,250     89,368     79,368      195,791      101,099     91,099       195,791      113,539     103,539     195,791
      3       115,762     83,598     74,598      195,791      101,302     92,302       195,791      121,226     112,226     195,791
      4       121,551     77,451     69,451      195,791      101,230     93,230       195,791      129,666     121,666     195,791
      5       127,628     70,850     63,850      195,791      100,832     93,832       195,791      138,989     131,989     195,791
      6       134,010     63,689     57,689      195,791      100,039     94,039       195,791      149,354     143,354     195,791
      7       140,710     55,834     50,834      195,791       98,761     93,761       195,791      160,964     155,964     195,791
      8       147,746     47,111     43,111      195,791       96,882     92,882       195,791      174,080     170,080     195,791
      9       155,133     37,309     34,309      195,791       94,261     91,261       195,791      188,908     185,908     205,909
     10       162,889     26,170     26,170      195,791       90,739     90,739       195,791      205,247     205,247     219,615
     15       207,893       (*)       (*)          (*)         54,139     54,139       195,791      318,961     318,961     334,909
     20       265,330       (*)       (*)          (*)          (*)         (*)          (*)        489,843     489,843     514,335
     25       338,635       (*)       (*)          (*)          (*)         (*)          (*)        738,638     738,638     775,570
     30       432,194       (*)       (*)          (*)          (*)         (*)          (*)      1,122,773   1,122,773   1,134,001


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND MANAGEMENT EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUMS ARE PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         795,028 shares (cost $6,183,088).................................................................     $  6,193,268
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,310,237 shares (cost $14,199,026)..............................................................       19,443,915
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         602,907 shares (cost $4,444,143).................................................................        4,823,253
      American Century VP - American Century VP International (ACVPInt)
         1,980,383 shares (cost $17,427,212)..............................................................       24,754,794
      American Century VP - American Century VP Value (ACVPValue)
         494,054 shares (cost $3,183,580).................................................................        2,939,619
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         496,132 shares (cost $16,849,441)................................................................       19,383,887
      Dreyfus Stock Index Fund (DryStkIx)
         2,927,576 shares (cost $90,937,184)..............................................................      112,565,296
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         197,915 shares (cost $7,452,341).................................................................        7,890,857
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         111,700 shares (cost $2,578,826).................................................................        2,846,128
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         3,387,044 shares (cost $77,450,139)..............................................................       87,080,913
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         3,224,217 shares (cost $141,002,558).............................................................      177,106,228
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,300,605 shares (cost $25,431,881)..............................................................       26,019,837
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,124,389 shares (cost $24,103,083)..............................................................       30,853,234
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,773,556 shares (cost $28,218,185)..............................................................       33,112,294
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         2,444,413 shares (cost $57,111,827)..............................................................       71,254,625
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         288,757 shares (cost $6,421,936).................................................................        6,684,726
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         101,527 shares (cost $703,568)...................................................................          701,555
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,679,347 shares (cost $42,896,304)..............................................................       43,176,002
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,238,554 shares (cost $13,874,328)..............................................................       13,363,999
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         55,921,557 shares (cost $55,921,557).............................................................       55,921,557
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         311,019 shares (cost $3,169,694).................................................................        3,023,109

                                                                                                                (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,192,188 shares (cost $19,570,277)...........................................................          26,371,195
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,531,257 shares (cost $88,844,610)...........................................................         104,042,949
      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         833,852 shares (cost $22,437,375).............................................................          31,077,667
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         143,260 shares (cost $2,173,246)..............................................................           2,270,679
      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         372,342 shares (cost $5,060,841)..............................................................           4,929,804
      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,568,835 shares (cost $30,264,190)...........................................................          30,811,928
      Oppenheimer VAF - Bond Fund (OppBdFd)
         1,018,671 shares (cost $12,427,086)...........................................................          11,735,087
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         1,040,808 shares (cost $22,818,708)...........................................................          34,773,392
      Oppenheimer VAF - Growth Fund (OppGro)
         246,543 shares (cost $10,439,601).............................................................          12,287,705
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         855,203 shares (cost $13,847,823).............................................................          14,931,853
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,620,714 shares (cost $33,089,344)...........................................................          42,122,346
      Strong VIF - Strong Discovery Fund II (StDisc2)
         605,084 shares (cost $6,549,719)..............................................................           6,885,853
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         456,221 shares (cost $6,079,530)..............................................................           7,468,345
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         254,593 shares (cost $2,789,543)..............................................................           2,721,595
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         711,484 shares (cost $8,097,955)..............................................................          10,145,756
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         391,871 shares (cost $4,137,692)..............................................................           4,294,901
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         412,750 shares (cost $5,453,427)..............................................................           5,105,716
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         818,526 shares (cost $10,822,846).............................................................          13,669,390
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         230,203 shares (cost $3,879,342)..............................................................           4,433,707
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         974,376 shares (cost $17,318,114).............................................................          25,528,664
                                                                                                             --------------
            Total investments..........................................................................       1,144,747,628
   Accounts receivable                                                                                               -
                                                                                                             --------------
            Total assets...............................................................................       1,144,747,628
ACCOUNTS PAYABLE.......................................................................................             132,236
                                                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 7).......................................................................     $ 1,144,615,392
                                                                                                             --------------

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  TOTAL                                           ACVPBal
                                             ---------------------------------------------    -------------------------------
                                                  1999            1998            1997             1999            1998
                                             -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $    14,098,293     11,649,564        9,547,366        104,861           73,602
  Mortality and expense charges
    (note 3)...................                 (7,660,149)     (6,238,523)     (4,642,993)        (43,480)        (38,972)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity....                  6,438,144       5,411,041       4,904,373          61,381          34,630
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                955,670,735     760,513,313     443,749,426         971,140       1,247,480
  Cost of mutual funds sold....               (897,919,980)   (729,684,314)   (409,583,997)     (1,022,836)     (1,152,261)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                 57,750,755      30,828,999      34,165,429         (51,696)         95,219
  Change in unrealized gain (loss)
    on investments.............                 93,482,590      26,818,372      31,280,650        (209,153)         37,264
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments             151,233,345      57,647,371      65,446,079        (260,849)        132,483
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                 39,898,769      43,742,310      19,594,720         723,542         456,397
                                            --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
         equity resulting from
         operations........                    197,570,258     106,800,722      89,945,172         524,074         623,510
                                            --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......                155,876,754     213,764,519     218,381,791         765,352         617,960
  Transfers between funds .....                          -               -               -         (71,304)      1,045,491
  Surrenders...................                (29,241,082)    (20,881,099)    (11,960,967)       (170,759)       (139,847)
  Death benefits (note 4)......                 (5,189,106)     (1,636,729)       (664,672)         (3,696)        (12,665)
  Policy loans (net of repayments)
    (note 5)...................                (16,840,767)    (15,272,227)     (9,898,715)       (109,266)        (97,880)
  Deductions for surrender charges
    (note 2d)..................                 (4,371,271)     (2,374,941)     (1,603,674)        (25,527)        (16,788)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                (46,509,797)    (44,274,845)    (34,553,252)       (273,361)       (164,907)
  Asset charges (note 3):
    MSP contracts .............                   (560,395)       (433,211)       (203,697)         (4,829)         (2,706)
    LSFP contracts ............                   (275,681)       (123,032)        (23,838)           (912)           (769)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                 52,888,655     128,768,435     159,472,976         105,698       1,227,889
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          250,458,913     235,569,157     249,418,148         629,772       1,851,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                894,156,479     658,587,322     409,169,174       5,562,859       3,711,460
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 1,144,615,392     894,156,479     658,587,322       6,192,631       5,562,859
                                            ==============  ==============  ==============  ==============   =============

                                                ACVPBal                       ACVPCapAp
                                             -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                     32,123               -               -               -
  Mortality and expense charges
    (note 3)...................                    (27,654)       (108,580)        (82,384)       (104,781)
                                            --------------  --------------  --------------  --------------
    Net investment activity....                      4,469        (108,580)        (82,384)       (104,781)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                  2,604,070      22,591,735       5,476,348      32,724,781
  Cost of mutual funds sold....                 (2,212,633)    (21,828,544)     (6,203,432)    (32,719,977)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                    391,437         763,191        (727,084)          4,804
  Change in unrealized gain (loss)
    on investments.............                    (79,247)      6,761,369         (95,403)       (649,578)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments                 312,190       7,524,560        (822,487)       (644,774)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains.....                    126,772               -         626,545         235,181
                                            --------------  --------------  --------------  --------------
      Net change in contract owners'
         equity resulting from
         operations........                        443,431       7,415,980        (278,326)       (514,374)
                                            --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......                    560,697       1,955,940       2,567,119       2,396,050
  Transfers between funds .....                    402,250         261,755      (1,460,314)       (731,351)
  Surrenders...................                   (201,818)       (723,035)       (537,440)       (294,647)
  Death benefits (note 4)......                    (18,479)        (23,318)         (1,791)           (279)
  Policy loans (net of repayments)
    (note 5)...................                    (62,819)       (241,323)       (208,014)       (317,723)
  Deductions for surrender charges
    (note 2d)..................                    (27,058)       (108,087)        (63,643)        (39,505)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (31,708)       (687,205)       (533,669)       (354,495)
  Asset charges (note 3):
    MSP contracts .............                     (1,148)         (3,806)         (5,721)         (3,748)
    LSFP contracts ............                       (134)         (1,392)         (1,625)           (439)
                                            --------------  --------------  --------------  --------------
      Net equity transactions..                    619,783         429,529        (245,098)        653,863
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            1,063,214       7,845,509        (523,424)        139,489
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  2,648,246      11,594,653      12,118,077      11,978,588
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD            3,711,460      19,440,162      11,594,653      12,118,077
                                            ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   ACVPIncGr                                         ACVPInt
                                              ---------------------------------------------    -------------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $            655           7,293               -               -          48,574
  Mortality and expense charges
    (note 3)...................                     (27,101)         (7,590)              -        (123,973)       (100,304)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                     (26,446)           (297)              -        (123,973)        (51,730)
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   4,520,179         579,403               -      25,003,227      26,953,998
  Cost of mutual funds sold....                  (4,059,023)       (585,659)              -     (22,517,439)    (26,717,868)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     461,156          (6,256)              -       2,485,788         236,130
  Change in unrealized gain (loss)
    on investments.............                     247,602         131,508               -       6,850,984         538,699
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  708,758         125,252               -       9,336,772         774,829
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                           -               -               -               -         498,647
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                   682,312         124,955               -       9,212,799       1,221,746
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    482,154         115,227               -       1,793,620       1,075,296
  Transfers between funds .....                   2,244,545       1,333,797               -       1,521,029       5,394,451
  Surrenders...................                     (56,332)         (9,343)              -        (363,715)        (91,333)
  Death benefits (note 4)......                           -              (1)              -         (15,489)        (11,988)
  Policy loans (net of repayments)
    (note 5)...................                      49,802          (3,122)              -        (508,785)        (25,253)
  Deductions for surrender charges
    (note 2d)..................                      (8,421)           (970)              -         (54,372)         (7,357)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (109,013)        (14,226)              -        (578,192)       (371,602)
  Asset charges (note 3):
    MSP contracts .............                      (3,326)           (527)              -          (9,808)         (6,965)
    LSFP contracts ............                      (4,278)           (150)              -          (5,962)         (1,978)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   2,595,131       1,420,685               -       1,778,326       5,953,271
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             3,277,443       1,545,640               -      10,991,125       7,175,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   1,545,640               -               -      13,761,213       6,586,196
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $      4,823,083       1,545,640               -      24,752,338      13,761,213
                                             ==============  ==============  ==============  ==============   =============


                                              ACVPInt                           ACVPValue
                                           --------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                            -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                    39,611          26,285          14,238           1,245
  Mortality and expense charges
    (note 3)...................                   (43,589)        (20,993)        (19,998)         (7,498)
                                           --------------  --------------  --------------  --------------
    Net investment activity....                    (3,978)          5,292          (5,760)         (6,253)
                                           --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                12,528,472      10,125,505       3,978,821       2,118,031
  Cost of mutual funds sold....               (11,671,277)    (10,140,086)     (4,072,379)     (1,966,550)
                                           --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                   857,195         (14,581)        (93,558)        151,481
  Change in unrealized gain (loss)
    on investments.............                  (221,309)       (279,501)          7,367          28,166
                                           --------------  --------------  --------------  --------------
    Net gain (loss) on investments                635,886        (294,082)        (86,191)        179,647
                                           --------------  --------------  --------------  --------------
  Reinvested capital gains.....                    76,392         249,026         169,984           2,540
                                           --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                 708,300         (39,764)         78,033         175,934
                                           --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  827,281         536,794         402,104         111,600
  Transfers between funds .....                 1,897,413         (10,220)        705,143       1,429,037
  Surrenders...................                   (37,650)        (44,773)        (64,948)         (4,196)
  Death benefits (note 4)......                         -         (18,972)             (2)              -
  Policy loans (net of repayments)
    (note 5)...................                  (123,364)        (46,175)        (39,222)         (2,706)
  Deductions for surrender charges
    (note 2d)..................                    (5,048)         (6,693)         (5,005)           (563)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (116,507)       (138,847)        (76,187)         (2,525)
  Asset charges (note 3):
    MSP contracts .............                    (2,038)         (3,246)         (1,389)           (531)
    LSFP contracts ............                      (238)         (1,972)           (394)            (62)
                                           --------------  --------------  --------------  --------------
      Net equity transactions..                 2,439,849         265,896         920,100       1,530,054
                                           --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           3,148,149         226,132         998,133       1,705,988
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 3,438,047       2,713,250       1,715,117           9,129
                                           --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD           6,586,196       2,939,382       2,713,250       1,715,117
                                           ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                             DrySRGro                                         DryStkix
                                             ----------------------------------------------   --------------------------------
                                                    1999            1998            1997             1999            1998
                                             --------------  --------------  --------------   --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........ $                     2,403          18,491          24,764       1,066,045         840,788
  Mortality and expense charges
    (note 3)...................                    (114,846)        (76,955)        (44,201)       (719,164)       (508,329)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                    (112,443)        (58,464)        (19,437)        346,881         332,459
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                  17,180,969      30,530,607       6,036,906      20,339,759      34,044,658
  Cost of mutual funds sold....                 (15,391,528)    (29,068,944)     (5,411,329)    (15,264,747)    (26,882,152)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                   1,789,441       1,461,663         625,577       5,075,012       7,162,506
  Change in unrealized gain (loss)
    on investments.............                   1,688,692         619,023         301,151      11,113,462       6,892,116
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                3,478,133       2,080,686         926,728      16,188,474      14,054,622
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                     646,972         429,304         192,785         920,361         156,109
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                 4,012,662       2,451,526       1,100,076      17,455,716      14,543,190
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  2,602,017       2,646,682       1,226,366      13,344,420       8,792,308
  Transfers between funds .....                   2,581,796       1,547,337       2,303,963      11,928,413      15,454,943
  Surrenders...................                    (387,508)       (808,738)       (145,994)     (2,827,148)       (489,388)
  Death benefits (note 4)......                     (31,507)         (3,645)         (6,412)       (157,295)       (395,851)
  Policy loans (net of repayments)
    (note 5)...................                    (488,829)       (431,011)       (107,480)     (1,610,756)       (500,204)
  Deductions for surrender charges
    (note 2d)..................                     (57,929)       (101,807)        (19,574)       (422,632)        (44,357)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (879,312)       (448,348)        (82,935)     (4,097,507)     (2,263,707)
  Asset charges (note 3):
    MSP contracts .............                      (7,129)         (5,343)         (2,232)        (54,699)        (35,299)
    LSFP contracts ............                      (5,332)         (1,518)           (261)        (48,577)        (10,025)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   3,326,267       2,393,609       3,165,441      16,054,219      20,508,420
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             7,338,929       4,845,135       4,265,517      33,509,935      35,051,610
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  12,060,375       7,215,240       2,949,723      79,041,506      43,989,896
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     19,399,304      12,060,375       7,215,240     112,551,441      79,041,506
                                             ==============  ==============  ==============  ==============   =============



                                                DryStkix                          DryCapAp
                                            --------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $       488,743          43,739          24,846           4,780
  Mortality and expense charges
    (note 3)...................                   (258,618)        (57,406)        (27,124)         (1,877)
                                            --------------  --------------  --------------  --------------
    Net investment activity....                    230,125         (13,667)         (2,278)          2,903
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                 12,995,115       6,550,844      20,319,146       3,153,711
  Cost of mutual funds sold....                (10,012,154)     (6,135,399)    (19,666,415)     (3,172,025)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                  2,982,961         415,445         652,731         (18,314)
  Change in unrealized gain (loss)
    on investments.............                  2,734,985         269,060         173,020          (3,579)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments               5,717,946         684,505         825,751         (21,893)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains.....                  1,196,951          29,215           1,151             400
                                            --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                7,145,022         700,053         824,624         (18,590)
                                            --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                 6,007,824       1,147,358         502,552          26,933
  Transfers between funds .....                 16,661,441       2,166,937       3,058,005         425,397
  Surrenders...................                   (380,643)       (296,009)        (44,456)         (1,058)
  Death benefits (note 4)......                    (33,328)        (13,006)             (4)              -
  Policy loans (net of repayments)
    (note 5)...................                   (210,457)       (134,352)        (18,317)            (33)
  Deductions for surrender charges
    (note 2d)..................                    (51,035)        (44,251)         (5,020)           (142)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (618,664)       (299,558)        (77,478)           (762)
  Asset charges (note 3):
    MSP contracts .............                    (13,606)         (3,070)         (1,883)           (133)
    LSFP contracts ............                     (1,592)         (2,988)           (535)            (16)
                                            --------------  --------------  --------------  --------------
      Net equity transactions..                 21,359,940       2,521,061       3,412,864         450,186
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           28,504,962       3,221,114       4,237,488         431,596
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 15,484,934       4,669,084         431,596               -
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $    43,989,896       7,890,198       4,669,084         431,596
                                            ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  DryGrInc                                FidVIPEi
                                                ---------------------------------------------    ------------------------------
                                                    1999            1998            1997             1999            1998
                                                -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $          16,508          17,968           8,082       1,233,625         997,915
  Mortality and expense charges
    (note 3)...................                      (15,950)        (15,042)         (5,230)       (714,035)       (614,949)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                          558           2,926           2,852         519,590         382,966
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    1,753,038       2,469,056       2,254,831      21,969,547       6,996,930
  Cost of mutual funds sold....                   (1,678,061)     (2,437,658)     (2,197,145)    (15,562,997)     (4,750,633)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                       74,977          31,398          57,686       6,406,550       2,246,297
  Change in unrealized gain (loss)
    on investments.............                      230,049         115,375         (78,166)     (5,267,170)      1,497,328
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   305,026         146,773         (20,480)      1,139,380       3,743,625
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                       87,323          29,897          70,270       2,726,961       3,551,403
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    392,907         179,596          52,642       4,385,931       7,677,994
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
          from contract owners.......                430,878       1,960,370         186,196      10,203,955      10,207,531
  Transfers between funds .....                       18,919         533,213         972,727      (3,247,107)      2,383,113
  Surrenders...................                      (34,300)       (701,730)         (2,948)     (2,431,139)       (904,020)
  Death benefits (note 4)......                      (18,064)             (2)              -        (137,938)        (80,375)
  Policy loans (net of repayments)
    (note 5)...................                      (18,736)       (801,908)         (3,749)     (1,117,875)       (597,978)
  Deductions for surrender charges
    (note 2d)..................                       (5,128)        (90,325)           (395)       (363,433)        (83,892)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (129,582)        (66,760)         (1,204)     (3,725,075)     (4,711,838)
  Asset charges (note 3):
    MSP contracts .............                       (3,346)         (1,044)           (372)        (46,610)        (42,703)
    LSFP contracts ............                       (1,645)           (297)            (44)        (17,059)        (12,127)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                      238,996         831,517       1,150,211        (882,281)      6,157,711
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                631,903       1,011,113       1,202,853       3,503,650      13,835,705
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    2,213,966       1,202,853               -      83,564,278      69,728,573
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $       2,845,869       2,213,966       1,202,853      87,067,928      83,564,278
                                              ==============  ==============  ==============  ==============   =============



                                                FidVIPEi                         FidVIPGr
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $        783,723         215,538         398,089         370,457
  Mortality and expense charges
    (note 3)...................                    (498,094)     (1,145,435)       (759,610)       (560,322)
                                             --------------  --------------  --------------  --------------
    Net investment activity....                     285,629        (929,897)       (361,521)       (189,865)
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   6,293,311      91,394,903      85,473,779      46,683,280
  Cost of mutual funds sold....                  (4,356,281)    (75,684,409)    (75,903,979)    (40,913,295)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                   1,937,030      15,710,494       9,569,800       5,769,985
  Change in unrealized gain (loss)
    on investments.............                   7,168,421      17,198,414      10,952,975       5,352,235
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments                9,105,451      32,908,908      20,522,775      11,122,220
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains.....                   3,940,387      13,551,946      10,413,177       1,658,235
                                             --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                13,331,467      45,530,957      30,574,431      12,590,590
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
          from contract owners.......            11,073,470      15,418,413      11,800,595      12,214,633
  Transfers between funds .....                   7,046,924      13,284,488       6,611,922       1,631,518
  Surrenders...................                  (1,110,322)     (3,962,266)     (1,541,170)     (1,311,193)
  Death benefits (note 4)......                     (73,247)       (299,356)        (54,733)        (86,298)
  Policy loans (net of repayments)
    (note 5)...................                    (781,383)     (3,173,351)       (593,726)       (970,109)
  Deductions for surrender charges
    (note 2d)..................                    (148,867)       (592,322)       (161,482)       (175,799)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (4,404,162)     (6,220,078)     (4,387,847)     (2,800,521)
  Asset charges (note 3):
    MSP contracts .............                     (21,566)        (50,059)        (52,749)        (23,186)
    LSFP contracts ............                      (2,524)        (23,234)        (14,980)         (2,713)
                                             --------------  --------------  --------------  --------------
      Net equity transactions..                  11,578,323      14,382,235      11,605,830       8,476,332
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            24,909,790      59,913,192      42,180,261      21,066,922
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  44,818,783     117,142,759      74,962,498      53,895,576
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     69,728,573     177,055,951     117,142,759      74,962,498
                                             ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                             FidVIPHi                                         FidVIPOv
                                             ---------------------------------------------    --------------------------------
                                                   1999            1998            1997             1999            1998
                                             -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          $        2,570,090       1,930,736       1,246,428         332,184         372,727
  Mortality and expense charges
    (note 3)...................                    (197,828)       (211,621)       (183,573)       (199,894)       (167,806)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                   2,372,262       1,719,115       1,062,855         132,290         204,921
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                  29,571,691      16,168,581      10,300,446      34,092,869      23,614,905
  Cost of mutual funds sold....                 (32,450,313)    (16,734,695)     (9,520,272)    (31,976,653)    (22,518,443)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                  (2,878,622)       (566,114)        780,174       2,116,216       1,096,462
  Change in unrealized gain (loss)
    on investments.............                   2,437,032      (3,958,695)      1,203,652       6,394,423           2,343
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (441,590)     (4,524,809)      1,983,826       8,510,639       1,098,805
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      96,078       1,226,822         154,053         535,780       1,098,564
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations........                   2,026,750      (1,578,872)      3,200,734       9,178,709       2,402,290
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
      from contract owners.....                   3,767,754       5,333,328       6,155,268       2,603,811       3,170,855
  Transfers between funds .....                  (4,726,508)      1,830,834       2,316,320      (1,140,865)       (323,986)
  Surrenders...................                    (711,931)       (481,342)       (255,542)       (511,027)       (367,369)
  Death benefits (note 4)......                     (83,542)         (9,509)        (22,399)        (42,803)        (33,198)
  Policy loans (net of repayments)
    (note 5)...................                    (257,597)       (379,699)       (282,232)       (436,230)       (393,533)
  Deductions for surrender charges
    (note 2d)..................                    (106,427)        (54,547)        (34,262)        (76,394)        (41,687)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (1,219,918)     (2,449,174)     (2,961,119)       (936,056)     (1,268,155)
  Asset charges (note 3):
    MSP contracts .............                     (29,175)        (14,696)         (7,782)         (9,310)        (11,653)
    LSFP contracts ............                      (7,937)         (4,173)           (911)         (4,398)         (3,309)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                  (3,375,281)      3,771,022       4,907,341        (553,272)        727,965
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (1,348,531)      2,192,150       8,108,075       8,625,437       3,130,255
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  27,354,464      25,162,314      17,054,239      22,223,409      19,093,154
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     26,005,933      27,354,464      25,162,314      30,848,846      22,223,409
                                             ==============  ==============  ==============  ==============   =============

                                               FidVIPOv                        FidVIPAM
                                             ------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $       285,975       1,040,155         894,977         787,310
  Mortality and expense charges
    (note 3)...................                   (153,477)       (270,444)       (239,207)       (219,940)
                                             -------------  --------------  --------------  --------------
    Net investment activity....                    132,498         769,711         655,770         567,370
                                             -------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                 13,404,627       4,829,331       3,554,904       2,514,749
  Cost of mutual funds sold....                (11,354,404)     (3,813,802)     (2,948,897)     (2,201,452)
                                             -------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                  2,050,223       1,015,529         606,007         313,297
  Change in unrealized gain (loss)
    on investments.............                 (1,243,832)         26,818          28,492       1,651,903
                                             -------------  --------------  --------------  --------------
    Net gain (loss) on investments                 806,391       1,042,347         634,499       1,965,200
                                             -------------  --------------  --------------  --------------
  Reinvested capital gains.....                  1,135,234       1,317,530       2,684,931       1,974,948
                                             -------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........                  2,074,123       3,129,588       3,975,200       4,507,518
                                             -------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
      from contract owners.....                  3,466,918       2,909,351       2,483,246       2,672,468
  Transfers between funds .....                   (393,971)     (2,311,042)        115,769         284,292
  Surrenders...................                   (496,949)       (832,733)     (1,327,378)       (659,510)
  Death benefits (note 4)......                    (56,932)        (42,640)        (17,947)        (43,658)
  Policy loans (net of repayments)
    (note 5)...................                   (309,770)       (659,859)       (195,419)       (323,969)
  Deductions for surrender charges
    (note 2d)..................                    (66,629)       (124,486)       (149,118)        (88,424)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                 (1,319,172)     (1,199,744)       (874,287)       (389,701)
  Asset charges (note 3):
    MSP contracts .............                     (5,905)        (11,668)        (16,611)         (8,742)
    LSFP contracts ............                       (691)         (2,332)         (4,717)         (1,023)
                                             -------------  --------------  --------------  --------------
      Net equity transactions..                    816,899      (2,275,153)         13,538       1,441,733
                                             -------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            2,891,022         854,435       3,988,738       5,949,251
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 16,202,132      32,253,287      28,264,549      22,315,298
                                             -------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD           19,093,154      33,107,722      32,253,287      28,264,549
                                             =============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 FidVIPCon                                       FidVIPGrOp
                                               ----------------------------------------------        ---------------------------
                                                     1999            1998            1997             1999            1998
                                               --------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $          261,343         208,958         131,312          58,964          20,203
  Mortality and expense charges
    (note 3)...................                      (460,248)       (316,241)       (184,659)        (47,088)        (35,749)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (198,905)       (107,283)        (53,347)         11,876         (15,546)
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    25,340,625       5,270,262       2,972,056       3,165,507       6,596,939
  Cost of mutual funds sold....                   (16,733,032)     (3,518,595)     (2,266,444)     (2,711,647)     (6,370,749)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     8,607,593       1,751,667         705,612         453,860         226,190
  Change in unrealized gain (loss)
    on investments.............                     2,632,252       6,821,820       3,432,249        (343,328)        577,416
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 11,239,845       8,573,487       4,137,861         110,532         803,606
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                     1,916,516       1,537,336         347,039         110,237          70,230
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  12,957,456      10,003,540       4,431,553         232,645         858,290
                                               --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    8,483,644       7,814,633       4,330,090       1,132,717       3,299,608
  Transfers between funds .....                     5,291,011       7,442,220       7,341,211          12,561       3,732,648
  Surrenders...................                    (1,395,137)     (1,418,496)       (274,806)       (135,968)     (1,598,688)
  Death benefits (note 4)......                      (199,019)       (122,001)        (39,015)        (53,293)         (9,225)
  Policy loans (net of repayments)
    (note 5)...................                      (834,500)     (1,095,851)       (292,640)        (44,200)     (1,157,827)
  Deductions for surrender charges
    (note 2d)..................                      (208,560)       (175,050)        (36,845)        (20,326)       (205,666)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (2,643,787)     (1,378,370)       (300,404)       (320,411)       (136,692)
  Asset charges (note 3):
    MSP contracts .............                       (36,244)        (21,960)         (8,910)         (5,191)         (2,482)
    LSFP contracts ............                       (18,084)         (6,237)         (1,043)         (2,905)           (705)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                     8,439,324      11,038,888      10,717,638         562,984       3,920,971
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              21,396,780      21,042,428      15,149,191         795,629       4,779,261
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    49,850,235      28,807,807      13,658,616       5,888,280       1,109,019
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $       71,247,015      49,850,235      28,807,807       6,683,909       5,888,280
                                               ==============  ==============  ==============  ==============   =============

                                                 FidVIPGrOp                              MSEmMkt
                                               ---------------       -----------------------------------------
                                                      1997            1999            1998            1997
                                                 -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $                 -          84,322          37,885          11,378
  Mortality and expense charges
    (note 3)...................                         (4,822)         (3,195)         (2,400)         (1,095)
                                                --------------  --------------  --------------  --------------
    Net investment activity....                         (4,822)         81,127          35,485          10,283
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                      1,418,908       1,067,995       2,208,004       1,348,011
  Cost of mutual funds sold....                     (1,383,237)     (1,041,803)     (2,302,818)     (1,367,276)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                         35,671          26,192         (94,814)        (19,265)
  Change in unrealized gain (loss)
    on investments.............                         28,661          29,379         (33,784)          2,383
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments                      64,332          55,571        (128,598)        (16,882)
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains.....                              -               -               -           4,938
                                                --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                       59,510         136,698         (93,113)         (1,661)
                                                --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                        43,645         106,804         398,199          10,188
  Transfers between funds .....                      1,013,974         158,219         133,381         247,359
  Surrenders...................                         (2,852)         (6,693)       (214,691)           (617)
  Death benefits (note 4)......                              -               -              (9)              -
  Policy loans (net of repayments)
    (note 5)...................                         (2,231)         (7,238)        (92,787)         (2,742)
  Deductions for surrender charges
    (note 2d)..................                           (382)         (1,001)        (27,689)            (83)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                         (2,262)        (24,247)        (14,797)           (471)
  Asset charges (note 3):
    MSP contracts .............                           (343)           (425)           (167)            (78)
    LSFP contracts ............                            (40)           (885)            (47)             (9)
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                      1,049,509         224,534         181,393         253,547
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                1,109,019         361,232          88,280         251,886
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -         340,166         251,886               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $         1,109,019         701,398         340,166         251,886
                                                ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NSATCapAp                                        NSATGvtBd
                                              ---------------------------------------------    -----------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      277,922         246,198         157,773         787,049         635,908
  Mortality and expense charges
    (note 3)...................                     (323,069)       (258,178)       (130,365)       (121,678)       (111,282)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (45,147)        (11,980)         27,408         665,371         524,626
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   14,859,491      41,145,976      22,800,149      29,946,083      43,945,372
  Cost of mutual funds sold....                  (13,314,168)    (37,562,739)    (19,539,881)    (30,797,415)    (43,540,184)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    1,545,323       3,583,237       3,260,268        (851,332)        405,188
  Change in unrealized gain (loss)
    on investments.............                   (2,937,651)      2,897,785          41,944        (301,600)       (159,490)
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                (1,392,328)      6,481,022       3,302,212      (1,152,932)        245,698
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    2,820,485       1,139,693         463,551          25,753          67,018
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,383,010       7,608,735       3,793,171        (461,808)        837,342
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   6,414,922       4,921,929       2,643,340         755,607       1,866,413
  Transfers between funds .....                     (902,464)      9,212,515       8,096,052         381,498       3,757,206
  Surrenders...................                   (1,464,698)       (339,981)       (225,077)       (310,304)       (140,551)
  Death benefits (note 4)......                      (26,646)        (12,217)         (5,534)         (3,017)        (50,211)
  Policy loans (net of repayments)
    (note 5)...................                     (839,186)       (247,383)       (353,707)       (495,291)       (220,482)
  Deductions for surrender charges
    (note 2d)..................                     (218,959)        (30,979)        (30,177)        (46,387)        (15,200)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (2,416,248)     (1,558,711)       (385,883)       (500,735)       (989,812)
  Asset charges (note 3):
    MSP contracts .............                      (26,238)        (17,928)         (6,728)        (13,045)         (7,727)
    LSFP contracts ............                      (15,764)         (5,092)           (787)         (2,382)         (2,195)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                      504,719      11,922,153       9,731,499        (234,056)      4,197,441
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              1,887,729      19,530,888      13,524,670        (695,864)      5,034,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   41,283,344      21,752,456       8,227,786      14,057,773       9,022,990
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   43,171,073      41,283,344      21,752,456      13,361,909      14,057,773
                                              ==============  ==============  ==============  ==============   =============

                                                NSATGvtBd                     NSATMyMkt
                                             -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........              $      492,781       2,607,883       2,517,296       2,001,810
  Mortality and expense charges
    (note 3)...................                     (68,282)       (415,133)       (414,977)       (359,665)
                                             --------------  --------------  --------------  --------------
    Net investment activity....                     424,499       2,192,750       2,102,319       1,642,145
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                  10,818,170     257,299,024     213,040,345     122,915,553
  Cost of mutual funds sold....                 (10,417,945)   (257,299,024)   (213,040,345)   (122,915,553)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                     400,225               -               -               -
  Change in unrealized gain (loss)
    on investments.............                    (140,391)              -               -               -
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  259,834               -               -               -
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains.....                           -               -               -               -
                                             --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                   684,333       2,192,750       2,102,319       1,642,145
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  1,870,588      33,970,462      87,844,599     117,478,803
  Transfers between funds .....                   1,527,412     (20,060,327)    (81,357,019)   (103,571,498)
  Surrenders...................                    (132,876)     (2,949,962)     (1,151,432)     (2,413,548)
  Death benefits (note 4)......                      (6,196)     (1,748,315)         (5,841)        (37,820)
  Policy loans (net of repayments)
    (note 5)...................                    (245,452)        257,119        (233,125)     (1,758,491)
  Deductions for surrender charges
    (note 2d)..................                     (17,815)       (440,992)       (117,086)       (323,598)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (1,333,897)     (2,710,844)     (3,968,229)     (4,837,509)
  Asset charges (note 3):
    MSP contracts .............                      (2,790)        (55,122)        (28,816)        (13,745)
    LSFP contracts ............                        (327)        (32,642)         (8,184)         (1,608)
                                             --------------  --------------  --------------  --------------
      Net equity transactions..                   1,658,647       6,229,377         974,867       4,520,986
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             2,342,980       8,422,127       3,077,186       6,163,131
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   6,680,010      47,514,985      44,437,799      38,274,668
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $      9,022,990      55,937,112      47,514,985      44,437,799
                                             ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NSATSmCapV                                        NSATSmCo
                                              ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -               -               -               -               -
  Mortality and expense charges
    (note 3)...................                      (12,857)         (3,508)              -        (133,984)       (115,584)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (12,857)         (3,508)              -        (133,984)       (115,584)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   38,165,993       1,549,129               -      12,258,303      12,262,712
  Cost of mutual funds sold....                  (37,730,603)     (1,489,413)              -     (11,935,965)    (13,098,101)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      435,390          59,716               -         322,338        (835,389)
  Change in unrealized gain (loss)
    on investments.............                     (178,227)         31,642               -       6,521,648       1,062,670
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   257,163          91,358               -       6,843,986         227,281
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      463,979               -               -       1,017,362               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    708,285          87,850               -       7,727,364         111,697
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     205,584         495,836               -       3,047,229       2,534,601
  Transfers between funds .....                    1,364,159         742,114               -         108,189       2,008,259
  Surrenders...................                       (9,301)       (342,834)              -        (506,958)       (175,480)
  Death benefits (note 4)......                            -              (1)              -         (58,447)        (24,329)
  Policy loans (net of repayments)
    (note 5)...................                      (17,764)        (92,219)              -        (304,105)       (112,094)
  Deductions for surrender charges
    (note 2d)..................                       (1,390)        (44,169)              -         (75,786)        (19,078)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                      (60,914)         (5,642)              -      (1,042,927)       (497,764)
  Asset charges (note 3):
    MSP contracts .............                       (3,844)           (244)              -         (14,377)         (8,027)
    LSFP contracts ............                       (2,270)            (69)              -          (6,706)         (2,279)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    1,474,260         752,772               -       1,146,112       3,703,809
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              2,182,545         840,622               -       8,873,476       3,815,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      840,622               -               -      17,495,277      13,679,771
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    3,023,167         840,622               -      26,368,753      17,495,277
                                              ==============  ==============  ==============  ==============   =============

                                                  NSATSmCo                       NSATTotRe
                                              -------------   ----------------------------------------------
                                                    1997            1999            1998            1997
                                              -------------   -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -         663,979         923,892         906,286
  Mortality and expense charges
    (note 3)...................                     (251,559)       (774,887)       (673,496)       (342,466)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                     (251,559)       (110,908)        250,396         563,820
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   16,417,304       7,683,042      17,758,523       7,806,204
  Cost of mutual funds sold....                  (14,437,205)     (4,796,181)    (10,907,631)     (5,268,505)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                    1,980,099       2,886,861       6,850,892       2,537,699
  Change in unrealized gain (loss)
    on investments.............                     (943,075)       (615,625)      2,647,189       8,597,412
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                 1,037,024       2,271,236       9,498,081      11,135,111
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      371,914       3,857,973       3,859,922       2,381,668
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,157,379       6,018,301      13,608,399      14,080,599
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   2,031,832      14,477,695      18,994,728      21,089,542
  Transfers between funds .....                    5,027,832      (3,544,992)      6,079,393      12,507,830
  Surrenders...................                     (161,763)     (2,714,451)     (1,330,528)       (993,966)
  Death benefits (note 4)......                      (40,234)       (233,861)       (120,757)        (73,080)
  Policy loans (net of repayments)
    (note 5)...................                     (171,323)     (2,351,544)       (809,785)     (1,397,247)
  Deductions for surrender charges
    (note 2d)..................                      (21,689)       (405,785)       (122,860)       (133,267)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                      (47,754)     (6,266,041)    (11,763,303)    (12,793,173)
  Asset charges (note 3):
    MSP contracts .............                       (4,231)        (46,751)        (46,769)        (23,085)
    LSFP contracts ............                         (495)        (17,691)        (13,282)         (2,702)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                    6,612,175      (1,103,421)     10,866,837      18,180,852
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              7,769,554       4,914,880      24,475,236      32,261,451
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    5,910,217      99,115,362      74,640,126      42,378,675
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   13,679,771     104,030,242      99,115,362      74,640,126
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  NBAMTGro                                        NBAMTGuard
                                               ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                               -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $           -               -               -           4,569               -
  Mortality and expense charges
    (note 3)...................                     (183,268)       (153,887)       (131,622)        (12,787)         (4,780)
                                               -------------  --------------  --------------  --------------   -------------
    Net investment activity....                     (183,268)       (153,887)       (131,622)         (8,218)         (4,780)
                                               -------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   90,781,328      28,296,554      11,391,328       8,197,327       1,186,919
  Cost of mutual funds sold....                  (88,544,143)    (30,054,251)    (10,218,717)     (8,110,096)     (1,243,303)
                                               -------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    2,237,185      (1,757,697)      1,172,611          87,231         (56,384)
  Change in unrealized gain (loss)
    on investments.............                    7,073,105         273,491       1,144,227          43,771          53,662
                                               -------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 9,310,290      (1,484,206)      2,316,838         131,002          (2,722)
                                               -------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    1,124,154       4,778,935       1,172,597               -               -
                                               -------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                 10,251,176       3,140,842       3,357,813         122,784          (7,502)
                                               -------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   2,741,841       3,124,257       2,009,831         241,772         149,649
  Transfers between funds .....                   (2,585,171)      3,739,437         498,211       1,149,560         831,617
  Surrenders...................                     (733,093)     (1,015,843)       (419,539)        (18,129)        (64,538)
  Death benefits (note 4)......                   (1,410,172)        (13,565)         (7,880)           (281)             (1)
  Policy loans (net of repayments)
    (note 5)...................                     (530,684)     (1,132,396)       (305,567)        (19,356)        (25,325)
  Deductions for surrender charges
    (note 2d)..................                     (109,591)       (120,721)        (56,250)         (2,710)         (8,207)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (1,049,294)       (741,732)       (249,631)        (59,481)        (17,066)
  Asset charges (note 3):
    MSP contracts .............                       (9,624)        (10,686)         (5,427)         (1,168)           (332)
    LSFP contracts ............                       (4,427)         (3,035)           (635)           (701)            (94)
                                               -------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (3,690,215)      3,825,716       1,463,113       1,289,506         865,703
                                               -------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              6,560,961       6,966,558       4,820,926       1,412,290         858,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   24,511,722      17,545,164      12,724,238         858,201               -
                                               -------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $  31,072,683      24,511,722      17,545,164       2,270,491         858,201
                                               =============  ==============  ==============  ==============   =============

                                                  NBAMTGuard                     NBAMTLMat
                                               --------------   ---------------------------------------------
                                                     1997            1999            1998            1997
                                               --------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $            -         277,113         365,591         166,562
  Mortality and expense charges
    (note 3)...................                             -         (35,738)        (42,729)        (37,669)
                                               --------------  --------------  --------------  --------------
    Net investment activity....                             -         241,375         322,862         128,893
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                             -       1,296,663       3,525,682       1,060,839
  Cost of mutual funds sold....                             -      (1,370,958)     (3,557,763)     (1,087,427)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                             -         (74,295)        (32,081)        (26,588)
  Change in unrealized gain (loss)
    on investments.............                             -        (128,665)        (88,989)         99,993
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments                          -        (202,960)       (121,070)         73,405
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains.....                             -               -               -               -
                                               --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                           -          38,415         201,792         202,298
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                            -         418,414       1,227,568         568,335
  Transfers between funds .....                             -        (166,249)     (1,104,263)      2,560,467
  Surrenders...................                             -         (82,093)       (340,366)        (49,744)
  Death benefits (note 4)......                             -         (50,646)       (168,478)         (6,820)
  Policy loans (net of repayments)
    (note 5)...................                             -         (66,552)       (490,348)        (50,416)
  Deductions for surrender charges
    (note 2d)..................                             -         (12,272)        (43,208)         (6,669)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                             -        (161,822)       (151,014)        (95,419)
  Asset charges (note 3):
    MSP contracts .............                             -          (7,656)         (2,967)         (1,822)
    LSFP contracts ............                             -            (487)           (843)           (213)
                                               --------------  --------------  --------------  --------------
      Net equity transactions..                             -        (129,363)     (1,073,919)      2,917,699
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                       -         (90,948)       (872,127)      3,119,997
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                             -       5,019,328       5,891,455       2,771,458
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $            -       4,928,380       5,019,328       5,891,455
                                               ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NBAMTPart                                         OppBdFd
                                               ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                               -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $      395,343         123,869          38,636         563,814         177,251
  Mortality and expense charges
    (note 3)...................                      (234,549)       (254,428)       (171,233)        (91,553)        (91,564)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity....                       160,794        (130,559)       (132,597)        472,261          85,687
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    10,213,406      16,262,946      14,044,895       3,691,017      25,959,216
  Cost of mutual funds sold....                   (10,762,285)    (15,129,583)    (11,426,520)     (3,697,719)    (25,616,936)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      (548,879)      1,133,363       2,618,375          (6,702)        342,280
  Change in unrealized gain (loss)
    on investments.............                     1,854,882      (3,917,798)      1,495,768        (794,086)         13,809
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  1,306,003      (2,784,435)      4,114,143        (800,788)        356,089
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                       687,554       3,901,869         594,994          54,146         160,413
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                   2,154,351         986,875       4,576,540        (274,381)        602,189
                                               --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    5,441,082       5,722,483       3,058,953       1,530,602       1,446,313
  Transfers between funds .....                    (8,211,478)      2,646,725      11,362,270        (747,631)      2,081,829
  Surrenders...................                      (949,302)       (676,703)       (291,383)       (352,928)       (168,318)
  Death benefits (note 4)......                       (94,956)        (11,051)              -          (9,225)        (24,489)
  Policy loans (net of repayments)
    (note 5)...................                      (473,894)     (1,178,884)       (215,128)       (214,389)        (23,153)
  Deductions for surrender charges
    (note 2d)..................                      (141,912)        (78,170)        (39,067)        (52,759)        (19,765)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (1,823,914)     (1,174,585)       (364,291)       (496,721)       (348,809)
  Asset charges (note 3):
    MSP contracts .............                       (23,724)        (17,668)         (8,885)         (9,861)         (6,358)
    LSFP contracts ............                       (10,391)         (5,018)         (1,040)         (1,060)         (1,806)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    (6,288,489)      5,227,129      13,501,429        (353,972)      2,935,444
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              (4,134,138)      6,214,004      18,077,969        (628,353)      3,537,633
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    34,942,331      28,728,327      10,650,358      12,362,107       8,824,474
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $   30,808,193      34,942,331      28,728,327      11,733,754      12,362,107
                                               ==============  ==============  ==============  ==============   =============

                                                   OppBdFd                          OppGlSec
                                               -------------   ---------------------------------------------
                                                    1997            1999            1998            1997
                                               -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $      444,589         255,944         389,267         139,580
  Mortality and expense charges
    (note 3)...................                       (64,328)       (190,529)       (147,592)       (115,087)
                                               --------------  --------------  --------------  --------------
    Net investment activity....                       380,261          65,415         241,675          24,493
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                     6,493,858       6,535,136       4,690,056       2,123,253
  Cost of mutual funds sold....                    (6,309,717)     (4,397,501)     (3,335,880)     (1,585,760)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                       184,141       2,137,635       1,354,176         537,493
  Change in unrealized gain (loss)
    on investments.............                         7,331       9,595,322        (702,629)      1,880,371
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    191,472      11,732,957         651,547       2,417,864
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains.....                        20,983         717,222       1,465,275               -
                                               --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                     592,716      12,515,594       2,358,497       2,442,357
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    1,185,778       3,377,203       2,591,457       2,244,408
  Transfers between funds .....                     1,429,093         127,319       1,052,407       2,806,084
  Surrenders...................                      (151,014)       (755,080)       (390,303)       (332,828)
  Death benefits (note 4)......                        (6,177)        (44,903)        (12,688)         (1,951)
  Policy loans (net of repayments)
    (note 5)...................                       (97,629)       (343,214)       (265,465)       (260,746)
  Deductions for surrender charges
    (note 2d)..................                       (20,247)       (112,877)        (46,476)        (44,624)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                       (74,240)     (1,110,398)       (696,092)       (209,063)
  Asset charges (note 3):
    MSP contracts .............                        (2,730)         (9,874)        (10,249)         (5,120)
    LSFP contracts ............                          (319)         (4,111)         (2,911)           (599)
                                               --------------  --------------  --------------  --------------
      Net equity transactions..                     2,262,515       1,124,065       2,219,680       4,195,561
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY               2,855,231      13,639,659       4,578,177       6,637,918
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                     5,969,243      21,130,542      16,552,365       9,914,447
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $    8,824,474      34,770,201      21,130,542      16,552,365
                                               ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   OppGro                                           OppMult
                                              ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $       16,006           9,433               -         480,400         116,421
  Mortality and expense charges
    (note 3)...................                      (48,619)        (26,246)         (2,691)       (115,579)       (104,971)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (32,613)        (16,813)         (2,691)        364,821          11,450
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   25,212,861       5,173,603         346,058       2,796,637       1,906,489
  Cost of mutual funds sold....                  (24,502,814)     (4,835,421)       (340,426)     (2,391,468)     (1,502,365)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      710,047         338,182           5,632         405,169         404,124
  Change in unrealized gain (loss)
    on investments.............                    1,735,399         109,336           3,346          10,270        (366,305)
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 2,445,446         447,518           8,978         415,439          37,819
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      175,824         113,813               -         694,901         675,242
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  2,588,657         544,518           6,287       1,475,161         724,511
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,214,511       1,452,830          32,403       1,717,678       3,243,119
  Transfers between funds .....                    3,004,317       4,492,087         586,430      (1,101,933)        706,703
  Surrenders...................                      (60,102)       (576,151)         (2,135)       (382,853)     (1,061,880)
  Death benefits (note 4)......                       (6,703)             (5)              -         (36,757)       (182,084)
  Policy loans (net of repayments)
    (note 5)...................                     (111,846)       (312,911)         (3,203)       (234,710)     (1,005,743)
  Deductions for surrender charges
    (note 2d)..................                       (8,985)        (73,520)           (286)        (57,233)       (126,681)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (351,903)       (116,339)           (433)       (646,532)       (435,809)
  Asset charges (note 3):
    MSP contracts .............                       (4,217)         (1,822)           (192)         (8,700)         (7,289)
    LSFP contracts ............                       (3,718)           (518)            (22)         (1,730)         (2,070)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    3,671,354       4,863,651         612,562        (752,770)      1,128,266
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              6,260,011       5,408,169         618,849         722,391       1,852,777
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    6,027,018         618,849               -      14,207,759      12,354,982
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   12,287,029       6,027,018         618,849      14,930,150      14,207,759
                                              ==============  ==============  ==============  ==============   =============

                                                  OppMult                          StOpp2
                                              -------------   ---------------------------------------------
                                                    1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      401,123               -          71,635          79,875
  Mortality and expense charges
    (note 3)...................                      (88,369)       (283,101)       (220,760)       (185,205)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                      312,754        (283,101)       (149,125)       (105,330)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,256,650       6,031,119       3,215,306       3,417,734
  Cost of mutual funds sold....                   (1,026,967)     (4,291,744)     (2,191,788)     (2,305,866)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      229,683       1,739,375       1,023,518       1,111,868
  Change in unrealized gain (loss)
    on investments.............                      697,954       5,430,662      (1,078,872)      1,866,652
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   927,637       7,170,037         (55,354)      2,978,520
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      329,608       3,541,869       3,488,003       1,736,733
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,569,999      10,428,805       3,283,524       4,609,923
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,361,025       4,448,212       5,452,015       3,291,881
  Transfers between funds .....                    1,935,508         (12,621)        470,365       1,720,221
  Surrenders...................                     (189,727)     (1,148,838)     (1,037,130)       (584,361)
  Death benefits (note 4)......                      (18,581)       (104,927)       (143,979)        (46,618)
  Policy loans (net of repayments)
    (note 5)...................                     (138,576)       (753,805)     (1,307,454)       (446,793)
  Deductions for surrender charges
    (note 2d)..................                      (25,438)       (171,741)       (121,009)        (78,349)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (102,354)     (1,589,094)       (946,709)       (237,366)
  Asset charges (note 3):
    MSP contracts .............                       (3,822)         (9,653)        (15,330)         (7,857)
    LSFP contracts ............                         (447)         (4,177)         (4,354)           (920)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                    2,817,588         653,356       2,346,415       3,609,838
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              4,387,587      11,082,161       5,629,939       8,219,761
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    7,967,395      31,035,784      25,405,845      17,186,084
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   12,354,982      42,117,945      31,035,784      25,405,845
                                              ==============  ==============  ==============  ==============


                                                                                                 (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 StDisc2                                         StintStk2
                                              ---------------------------------------------    -----------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -               -               -           7,958          22,725
  Mortality and expense charges
    (note 3)...................                      (53,820)        (58,150)        (62,162)        (22,468)        (15,028)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (53,820)        (58,150)        (62,162)        (14,510)          7,697
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    8,370,593       4,234,899       6,947,379      12,615,085       4,328,033
  Cost of mutual funds sold....                   (9,362,894)     (3,682,201)     (7,014,226)    (11,285,141)     (4,573,810)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     (992,301)        552,698         (66,847)      1,329,944        (245,777)
  Change in unrealized gain (loss)
    on investments.............                      125,370        (128,321)        897,855       1,572,604         138,162
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  (866,931)        424,377         831,008       2,902,548        (107,615)
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    1,035,670         120,028               -               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    114,919         486,255         768,846       2,888,038         (99,918)
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,126,745         686,440       1,157,860         428,882       1,319,108
  Transfers between funds .....                   (2,017,437)        154,482        (800,200)      2,309,650        (186,236)
  Surrenders...................                     (201,408)       (128,257)       (159,830)        (56,239)       (444,664)
  Death benefits (note 4)......                       (1,033)        (23,649)        (17,470)         (4,048)         (5,993)
  Policy loans (net of repayments)
    (note 5)...................                     (115,906)       (104,497)        (79,472)         52,892        (462,567)
  Deductions for surrender charges
    (note 2d)..................                      (30,109)        (15,109)        (21,429)         (8,407)        (56,530)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (340,295)       (244,196)        (50,118)       (125,810)        (61,036)
  Asset charges (note 3):
    MSP contracts .............                       (1,300)         (4,038)         (2,334)         (2,085)         (1,044)
    LSFP contracts ............                         (513)         (1,147)           (273)         (1,753)           (296)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (1,581,256)        320,029          26,734       2,593,082         100,742
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (1,466,337)        806,284         795,580       5,481,120             824
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    8,351,832       7,545,548       6,749,968       1,986,996       1,986,172
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,885,495       8,351,832       7,545,548       7,468,116       1,986,996
                                              ==============  ==============  ==============  ==============   =============


                                                StintStk2                       VEWrldBd
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $       35,008         135,225          24,030          73,945
  Mortality and expense charges
    (note 3)...................                      (16,592)        (25,601)        (26,599)        (20,793)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       18,416         109,624          (2,569)         53,152
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,180,714       4,442,114       7,510,962       1,289,613
  Cost of mutual funds sold....                   (1,254,173)     (4,822,035)     (7,101,791)     (1,326,687)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      (73,459)       (379,921)        409,171         (37,074)
  Change in unrealized gain (loss)
    on investments.............                     (320,243)        (74,747)        (35,624)         23,130
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (393,702)       (454,668)        373,547         (13,944)
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                       54,007          60,420               -               -
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                   (321,279)       (284,624)        370,978          39,208
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     396,577         232,837         173,889         303,361
  Transfers between funds .....                      159,418        (449,720)        663,078          89,247
  Surrenders...................                      (39,345)        (98,243)        (47,678)       (109,226)
  Death benefits (note 4)......                            -         (25,665)        (35,715)              -
  Policy loans (net of repayments)
    (note 5)...................                      (28,189)        (70,184)        (21,466)        (20,191)
  Deductions for surrender charges
    (note 2d)..................                       (5,275)        (14,686)         (5,615)        (14,645)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                       (4,583)       (113,947)        (77,084)        (10,312)
  Asset charges (note 3):
    MSP contracts .............                         (614)         (1,809)         (1,847)           (782)
    LSFP contracts ............                          (72)           (145)           (525)            (92)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                      477,917        (541,562)        647,037         237,360
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                156,638        (826,186)      1,018,015         276,568
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    1,829,534       3,547,221       2,529,206       2,252,638
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    1,986,172       2,721,035       3,547,221       2,529,206
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 VEWrldEMkt                                        VEWrldHAs
                                              ---------------------------------------------    --------------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -          20,182           1,791          61,762          35,945
  Mortality and expense charges
    (note 3)...................                      (32,044)        (14,186)        (10,449)        (36,567)        (38,345)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (32,044)          5,996          (8,658)         25,195          (2,400)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   26,145,515       4,758,410       3,744,118      19,298,812      13,571,199
  Cost of mutual funds sold....                  (24,002,878)     (6,579,731)     (3,668,967)    (18,689,697)    (17,132,731)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    2,142,637      (1,821,321)         75,151         609,115      (3,561,532)
  Change in unrealized gain (loss)
    on investments.............                    1,939,640         923,464        (815,392)        199,401         644,209
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 4,082,277        (897,857)       (740,241)        808,516      (2,917,323)
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                            -          17,939               -               -         882,647
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  4,050,233        (873,922)       (748,899)        833,711      (2,037,076)
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     580,564         701,612         585,373         602,994       1,602,107
  Transfers between funds .....                    4,022,991        (173,962)      2,650,105        (822,875)     (1,198,538)
  Surrenders...................                     (107,435)        (41,678)         (8,373)       (289,205)       (132,778)
  Death benefits (note 4)......                            -          (4,922)              -          (1,818)         (3,026)
  Policy loans (net of repayments)
    (note 5)...................                      (70,361)        (80,091)        (71,376)         77,240        (200,964)
  Deductions for surrender charges
    (note 2d)..................                      (16,061)         (5,094)         (1,123)        (43,233)        (13,168)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (157,046)        (68,777)         (8,419)       (189,825)       (199,756)
  Asset charges (note 3):
    MSP contracts .............                       (3,494)           (985)           (742)         (1,809)         (2,663)
    LSFP contracts ............                       (1,983)           (280)            (87)           (322)           (756)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    4,247,175         325,823       3,145,358        (668,853)       (149,542)
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              8,297,408        (548,099)      2,396,459         164,858      (2,186,618)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    1,851,575       2,399,674           3,215       4,129,585       6,316,203
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   10,148,983       1,851,575       2,399,674       4,294,443       4,129,585
                                              ==============  ==============  ==============  ==============   =============

                                                VEWrldHAs                       VKMSRESec
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      118,188         400,217          12,298         193,749
  Mortality and expense charges
    (note 3)...................                      (54,934)        (44,010)        (52,029)        (47,059)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       63,254         356,207         (39,731)        146,690
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   19,348,273       6,089,310       4,635,925       8,117,619
  Cost of mutual funds sold....                  (18,769,875)     (7,139,977)     (5,200,298)     (7,257,679)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      578,398      (1,050,667)       (564,373)        859,940
  Change in unrealized gain (loss)
    on investments.............                     (898,401)        478,383        (513,939)       (625,237)
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (320,003)       (572,284)     (1,078,312)        234,703
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      160,126               -         121,016         641,054
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                    (96,623)       (216,077)       (997,027)      1,022,447
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     840,495       1,006,759       1,337,143         827,543
  Transfers between funds .....                     (282,076)     (1,435,388)       (908,402)      2,852,464
  Surrenders...................                     (171,081)       (187,346)       (163,286)       (100,507)
  Death benefits (note 4)......                          (99)         (2,653)        (22,389)              -
  Policy loans (net of repayments)
    (note 5)...................                     (124,185)       (131,155)        (78,704)        (85,370)
  Deductions for surrender charges
    (note 2d)..................                      (22,938)        (28,007)        (19,126)        (13,476)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (142,112)       (432,919)       (232,710)        (65,828)
  Asset charges (note 3):
    MSP contracts .............                       (1,953)         (4,975)         (3,613)         (2,360)
    LSFP contracts ............                         (229)         (2,459)         (1,026)           (276)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                       95,822      (1,218,143)        (92,113)      3,412,190
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   (801)     (1,434,220)     (1,089,140)      4,434,637
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    6,317,004       6,539,291       7,628,431       3,193,794
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,316,203       5,105,071       6,539,291       7,628,431
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                WPIntEq                                         WPPVenCap
                                              -----------------------------------------        -----------------------------
                                                  1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      106,392          50,333          79,669               -               -
  Mortality and expense charges
    (note 3)...................                      (70,225)        (72,995)        (79,873)        (13,686)         (6,193)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                       36,167         (22,662)           (204)        (13,686)         (6,193)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   19,261,615       9,538,799       7,769,039      11,451,361       4,879,898
  Cost of mutual funds sold....                  (18,047,381)     (9,941,358)     (7,238,368)    (10,619,693)     (4,873,755)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    1,214,234        (402,559)        530,671         831,668           6,143
  Change in unrealized gain (loss)
    on investments.............                    3,271,039         929,287      (1,377,503)        489,466          66,492
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 4,485,273         526,728        (846,832)      1,321,134          72,635
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                            -               -         551,360               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  4,521,440         504,066        (295,676)      1,307,448          66,442
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,411,984       1,111,024       1,506,986         139,661         105,973
  Transfers between funds .....                     (167,066)     (1,578,624)        674,324       2,043,854         180,265
  Surrenders...................                     (642,724)       (168,491)       (113,178)        (28,894)         (1,367)
  Death benefits (note 4)......                     (124,597)         (7,848)        (16,165)              -              (1)
  Policy loans (net of repayments)
    (note 5)...................                      (83,407)       (259,475)        (84,201)        (72,651)          4,787
  Deductions for surrender charges
    (note 2d)..................                      (96,081)        (18,111)        (15,174)         (4,319)             (7)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (427,942)       (265,303)        (65,212)        (50,521)        (21,553)
  Asset charges (note 3):
    MSP contracts .............                       (8,596)         (5,069)         (3,086)           (847)           (430)
    LSFP contracts ............                       (3,905)         (1,439)           (361)           (855)           (122)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                     (142,334)     (1,193,336)      1,883,933       2,025,428         267,545
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              4,379,106        (689,270)      1,588,257       3,332,876         333,987
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    9,289,108       9,978,378       8,390,121       1,100,662         766,675
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   13,668,214       9,289,108       9,978,378       4,433,538       1,100,662
                                              ==============  ==============  ==============  ==============   =============


                                                 WPPVenCap                      WPSmCoGr
                                              -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $           70               -               -               -
  Mortality and expense charges
    (note 3)...................                       (3,334)       (114,737)       (106,735)        (99,826)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       (3,264)       (114,737)       (106,735)        (99,826)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,898,871      12,560,036      11,652,539      13,210,500
  Cost of mutual funds sold....                   (1,856,944)    (11,995,881)    (11,657,359)    (11,590,838)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                       41,927         564,155          (4,820)      1,619,662
  Change in unrealized gain (loss)
    on investments.............                       (1,622)      8,391,845        (287,723)         18,436
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    40,305       8,956,000        (292,543)      1,638,098
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                            -         709,970               -               -
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                     37,041       9,551,233        (399,278)      1,538,272
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                      70,984       2,658,532       2,471,813       2,516,266
  Transfers between funds .....                      668,066        (248,812)     (1,849,405)      4,654,236
  Surrenders...................                       (2,034)       (301,023)       (200,485)       (128,687)
  Death benefits (note 4)......                            -         (60,498)        (10,544)              -
  Policy loans (net of repayments)
    (note 5)...................                       (5,947)       (288,744)         19,268        (162,099)
  Deductions for surrender charges
    (note 2d)..................                         (273)        (45,000)        (20,649)        (17,254)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                         (897)       (902,731)       (454,770)        (88,146)
  Asset charges (note 3):
    MSP contracts .............                         (237)         (9,685)         (7,412)         (4,835)
    LSFP contracts ............                          (28)         (5,597)         (2,105)           (566)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                      729,634         796,442         (54,289)      6,768,915
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                766,675      10,347,675        (453,567)      8,307,187
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                            -      15,178,630      15,632,197       7,325,010
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $      766,675      25,526,305      15,178,630      15,632,197
                                              ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                  (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1999:

                                                TOTAL           ACVPBal         ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       22,217               126              315                79              360
     Single Premium contracts issued
       on or after April 16, 1990....       1,597,906             9,070           22,650             5,653           25,861
     Multiple Payment and Flexible
       Premium contracts.............       6,040,026            34,284           85,615            21,369           97,752
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    7,660,149            43,480          108,580            27,101          123,973
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           61               333            2,086               166               46
     Single Premium contracts issued
       on or after April 16, 1990....           4,379            23,957          150,018            11,975            3,327
     Multiple Payment and Flexible
       Premium contracts.............          16,553            90,556          567,060            45,265           12,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       20,993           114,846          719,164            57,406           15,950
                                         ============      ============     ============      ============     ============


                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,071             3,322              574               580              784
     Single Premium contracts issued
       on or after April 16, 1990....         148,948           238,938           41,267            41,698           56,415
     Multiple Payment and Flexible
       Premium contracts.............         563,016           903,175          155,987           157,616          213,245
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,035         1,145,435          197,828           199,894          270,444
                                         ============      ============     ============      ============     ============

                                                                                                                      (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,335               137                9               937              352
     Single Premium contracts issued
       on or after April 16, 1990....          96,008             9,823              666            67,386           25,386
     Multiple Payment and Flexible
       Premium contracts.............         362,905            37,128            2,520           254,746           95,940
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      460,248            47,088            3,195           323,069          121,678
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,204                37              389             2,247              531
     Single Premium contracts issued
       on or after April 16, 1990....          86,597             2,682           27,949           161,641           38,230
     Multiple Payment and Flexible
       Premium contracts.............         327,332            10,138          105,646           610,999          144,507
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      415,133            12,857          133,984           774,887          183,268
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           37               104              680               266              553
     Single Premium contracts issued
       on or after April 16, 1990....           2,667             7,455           48,927            19,098           39,744
     Multiple Payment and Flexible
       Premium contracts.............          10,083            28,179          184,942            72,189          150,232
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,787            35,738          234,549            91,553          190,529
                                         ============      ============     ============      ============     ============

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          141               335              821               156               65
     Single Premium contracts issued
       on or after April 16, 1990....          10,142            24,110           59,055            11,227            4,687
     Multiple Payment and Flexible
       Premium contracts.............          38,336            91,134          223,225            42,437           17,716
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       48,619           115,579          283,101            53,820           22,468
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           74                93              106               128              204
     Single Premium contracts issued
       on or after April 16, 1990....           5,340             6,684            7,628             9,180           14,649
     Multiple Payment and Flexible
       Premium contracts.............          20,187            25,267           28,833            34,702           55,372
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       25,601            32,044           36,567            44,010           70,225
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           40               333
     Single Premium contracts issued
       on or after April 16, 1990....           2,855            23,934
     Multiple Payment and Flexible
       Premium contracts.............          10,791            90,470
                                         ------------      ------------
         Total.......................  $       13,686           114,737
                                         ============      ============

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1998:

                                                TOTAL           ACVPBal         ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                 -            1,274                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            3,655               102                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============

                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                 -                -               654              305
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876              635            43,608           65,744
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873            1,765           213,916           45,233
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749            2,400           258,178          111,282
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,358                 -                -             1,584            1,581
     Single Premium contracts issued
       on or after April 16, 1990....         137,439             3,094           13,672            58,566           43,543
     Multiple Payment and Flexible
       Premium contracts.............         276,180               414          101,912           613,346          108,763
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      414,977             3,508          115,584           673,496          153,887
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               930                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....             553            14,562           50,988            20,073           20,102
     Multiple Payment and Flexible
       Premium contracts.............           4,227            27,237          203,440            71,491          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,780            42,729          254,428            91,564          147,592
                                         ============      ============     ============      ============     ============

                                                                                                                      (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -              120                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,182            31,490           41,028            13,873            4,013
     Multiple Payment and Flexible
       Premium contracts.............          22,064            73,481          179,612            44,277           11,015
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,246           104,971          220,760            58,150           15,028
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           39                 -              486               575              185
     Single Premium contracts issued
       on or after April 16, 1990....          11,374             1,792           17,613            13,117           13,450
     Multiple Payment and Flexible
       Premium contracts.............          15,186            12,394           20,246            38,337           59,360
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,599            14,186           38,345            52,029           72,995
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           3,460            29,267
     Multiple Payment and Flexible
       Premium contracts.............           2,733            77,468
                                         ------------      ------------
         Total.......................  $        6,193           106,735
                                         ============      ============

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1997:
                                                TOTAL           ACVPBal         ACVCapAp           ACVPint        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       17,545               105              396               165               28
     Single Premium contracts issued
       on or after April 16, 1990....       1,003,388             5,976           22,644             9,420            1,620
     Multiple Payment and Flexible
       Premium contracts.............       3,622,060            21,573           81,741            34,004            5,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    4,642,993            27,654          104,781            43,589            7,498
                                         ============      ============     ============      ============     ============

                                             DryCapAp          DrySRGro         DryStkix          DryGrinc         FidVIPEI
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            7               167              977                20            1,882
     Single Premium contracts issued
       on or after April 16, 1990....             406             9,552           55,889             1,130          107,642
     Multiple Payment and Flexible
       Premium contracts.............           1,464            34,482          201,752             4,080          388,570
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,877            44,201          258,618             5,230          498,094
                                         ============      ============     ============      ============     ============

                                             FidVIPGr          FidVIPHI         FidVIPOv          FidVIPAM        FidVIPCon
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,117               694              580               831              698
     Single Premium contracts issued
       on or after April 16, 1990....         121,090            39,672           33,168            47,531           39,906
     Multiple Payment and Flexible
       Premium contracts.............         437,115           143,207          119,729           171,578          144,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      560,322           183,573          153,477           219,940          184,659
                                         ============      ============     ============      ============     ============


                                           FidVIPGrOp           MSEmMkt        NSATCapAp         NSATGvtBd        NSATMyMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           18                 4              493               258            1,358
     Single Premium contracts issued
       on or after April 16, 1990....           1,042               237           28,173            14,750           77,730
     Multiple Payment and Flexible
       Premium contracts.............           3,762               854          101,699            53,274          280,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,822             1,095          130,365            68,282          359,665
                                         ============      ============     ============      ============     ============


                                             NSATSmCo         NSATTotRe         NBAMTGro         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          951             1,294              497               142              647
     Single Premium contracts issued
       on or after April 16, 1990....          54,364            74,010           28,445             8,141           37,005
     Multiple Payment and Flexible
       Premium contracts.............         196,244           267,162          102,680            29,386          133,581
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      251,559           342,466          131,622            37,669          171,233
                                         ============      ============     ============      ============     ============


                                              OppBdFd          OppGlSec           OppGro           OppMult           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          243               435               10               334              700
     Single Premium contracts issued
       on or after April 16, 1990....          13,902            24,871              582            19,097           40,024
     Multiple Payment and Flexible
       Premium contracts.............          50,183            89,781            2,099            68,938          144,481
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       64,328           115,087            2,691            88,369          185,205
                                         ============      ============     ============      ============     ============

                                              StDisc2         StintStk2         VEWrldBd        VEWrldEMkt        VEWrldHAs
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          235                63               79                39              208
     Single Premium contracts issued
       on or after April 16, 1990....          13,434             3,586            4,494             2,258           11,872
     Multiple Payment and Flexible
       Premium contracts.............          48,493            12,943           16,220             8,152           42,854
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       62,162            16,592           20,793            10,449           54,934
                                         ============      ============     ============      ============     ============

                                            VKMSRESec           WPintEq        WPPVenCap          WPSMCoGr
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          178               302               13               377
     Single Premium contracts issued
       on or after April 16, 1990....          10,170            17,261              721            21,573
     Multiple Payment and Flexible
       Premium contracts.............          36,711            62,310            2,600            77,876
                                         ------------      ------------     ------------      ------------
         Total.......................  $       47,059            79,873            3,334            99,826
                                         ============      ============     ============      ============

                                                                                                                      (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) Components of contract owners' equity

    The following is a summary of contract owners' equity at December 31, 1999, for each product in the accumulation phase.

    Contract owners' equity represented by:

                                                                                                                      ANNUAL
                                                                       UNITS           UNIT VALUE                     RETURN*
                                                                     ---------         -----------                    ---------
     Single Premium contracts issued prior to April 16, 1990:
         American Century VP - American Century
            VP Capital Appreciation                                    6,108           $ 36.406768      $   222,373      63%
         American Century VP -
            American Century VP International                          2,459             26.614141           65,444      62%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          1,699             36.209915           61,521      29%
         Dreyfus Stock Index Fund                                     16,208             33.296352          539,667      19%
         Dreyfus VIF -
            Capital Appreciation Portfolio                               868             14.538186           12,619      10%
         Fidelity VIP - Equity-Income Portfolio                        5,082             44.120448          224,220       5%
         Fidelity VIP - Growth Portfolio                               3,009             79.099308          238,010      36%
         Fidelity VIP - High Income Portfolio                          2,115             28.983767           61,301       7%
         Fidelity VIP - Overseas Portfolio                             4,084             34.268141          139,951      41%
         Fidelity VIP-II - Asset Manager Portfolio                     1,185             30.762893           36,454      10%
         Fidelity VIP-II - Contrafund Portfolio                          677             25.968332           17,581      23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                             1,477             13.960952           20,620       3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                            1,518              8.934183           13,562      28%
         Nationwide SAT -
            Capital Appreciation Fund                                  1,979             32.388538           64,097       3%
         Nationwide SAT -
            Government Bond Fund                                       1,747             22.492327           39,294      (3)%
         Nationwide SAT - Money Market Fund                           16,350             16.794246          274,586       4%
         Nationwide SAT - Small Cap Value Fund                         2,201             10.825871           23,828      27%
         Nationwide SAT - Small Company Fund                             913             23.047417           21,042      43%
         Nationwide SAT - Total Return Fund                            4,738             42.439374          201,078       6%
         Neuberger & Berman AMT -
            Growth Portfolio                                           3,041             54.109841          164,548      49%
         Neuberger & Berman AMT -
            Guardian Portfolio                                           561             10.593122            5,943      14%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                            5,986             18.060558          108,111       1%
         Strong Opportunity Fund II, Inc.                                450             40.018322           18,008      34%
         Van Eck WIT - Worldwide Bond Fund                             1,325             15.185599           20,121      (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                            6,267             11.423096           71,589      98%
         Van Eck WIT -
            Worldwide Hard Assets Fund                                    10             11.984540              120      20%

                                                                                                                        (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                          ANNUAL
                                                                      UNITS             UNIT VALUE                        RETURN*
                                                                    ----------          -----------                      ----------

      Single Premium contracts issued on or after April 16, 1990:
         American Century VP -
            American Century VP Balanced                                36,043            20.298769          731,629         9%
         American Century VP - American Century
            VP Capital Appreciation                                    134,822            24.209204        3,263,933        62%
         American Century VP - American Century
            VP Income & Growth                                          53,220            12.612413          671,233        16%
         American Century VP -
            American Century VP International                          162,982            26.114709        4,256,228        62%
         American Century VP -
            American Century VP Value                                   26,781            12.781220          342,294        (2)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                           31,488            35.428815        1,115,583        28%
         Dreyfus Stock Index Fund                                      315,343            32.576553       10,272,788        19%
         Dreyfus VIF -
            Capital Appreciation Portfolio                              81,279            14.413356        1,171,503        10%
         Dreyfus VIF -
            Growth and Income Portfolio                                  9,941            14.588194          145,021        15%
         Fidelity VIP - Equity-Income Portfolio                        395,355            35.712129       14,118,969         5%
         Fidelity VIP - Growth Portfolio                               355,884            54.130524       19,264,187        36%
         Fidelity VIP - High Income Portfolio                          105,520            29.506936        3,113,572         7%
         Fidelity VIP - Overseas Portfolio                             213,601            24.423718        5,216,931        41%
         Fidelity VIP-II - Asset Manager Portfolio                     211,956            29.730624        6,301,584        10%
         Fidelity VIP-II - Contrafund Portfolio                        290,335            25.563198        7,421,891        23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                              21,868            13.841079          302,677         3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                              6,540             8.857388           57,927        28%
         Nationwide SAT -
            Capital Appreciation Fund                                   62,075            31.526314        1,956,996         3%
         Nationwide SAT -
            Government Bond Fund                                       240,383            18.452016        4,435,551        (4)%
         Nationwide SAT - Money Market Fund                          1,082,615            13.940225       15,091,897         3%
         Nationwide SAT - Small Cap Value Fund                          23,585            10.762831          253,841        26%
         Nationwide SAT - Small Company Fund                            66,890            22.712185        1,519,218        42%
         Nationwide SAT - Total Return Fund                            115,322            36.208762        4,175,667         6%
         Neuberger &Berman AMT -
            Growth Portfolio                                            97,552            37.771042        3,684,641        48%
         Neuberger & Berman AMT -
            Guardian Portfolio                                           2,945            10.531438           31,015        13%
         Neuberger &Berman AMT -
            Limited Maturity Bond Portfolio                             58,827            15.321478          901,317         0%

                                                                                                                        ANNUAL
                                                                     UNITS              UNIT VALUE                      RETURN*
                                                                   ---------            -----------                     --------
         Neuberger & Berman AMT -
            Partners Portfolio                                      69,118                24.377639        1,684,934       6%
         Oppenheimer VAF - Bond Fund                                70,351                18.355321        1,291,315      (3)%
         Oppenheimer VAF -
            Global Securities Fund                                  99,036                28.256521        2,798,413      56%
         Oppenheimer VAF - Growth Fund                              60,384                17.847892        1,077,727      40%
         Oppenheimer VAF -
            Multiple Strategies Fund                               106,259                25.139330        2,671,280      10%
         Strong Opportunity Fund II, Inc.                          102,073                38.955700        3,976,325      33%
         Strong VIF - Strong Discovery Fund II                      32,996                19.481837          642,823       4%
         Strong VIF -
            Strong International Stock Fund II                     142,490                16.519505        2,353,864      85%
         Van Eck WIT - Worldwide Bond Fund                          34,273                14.675886          502,987      (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        123,914                11.302972        1,400,596      98%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              71,735                13.098076          939,590      19%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        39,678                14.898574          591,146      (5)%
         Warburg Pincus Trust -
            International Equity Portfolio                          81,838                17.586224        1,439,221      51%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          88,739                19.293144        1,712,054      61%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         114,996                25.533360        2,936,234      67%

      Multiple Payment contracts and
      Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced                           222,611                21.094348        4,695,834       9%
         American Century VP - American Century
            VP Capital Appreciation                                643,372                23.303640       14,992,909      63%
         American Century VP - American Century
            VP Income & Growth                                     235,223                12.717991        2,991,564      17%
         American Century VP -
            American Century VP International                      649,836                26.831062       17,435,790      63%
         American Century VP -
            American Century VP Value                              156,791                12.975752        2,034,481      (2)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      450,901                36.549891       16,480,382      29%
         Dreyfus Stock Index Fund                                2,592,791                33.609618       87,142,715      20%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         404,377                14.591996        5,900,668      11%
         Dreyfus VIF -
            Growth and Income Portfolio                            138,815                14.810164        2,055,873      16%

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                         ANNUAL
                                                                       UNITS             UNIT VALUE                      RETURN*
                                                                     ---------          -----------                     ----------

         Fidelity VIP - Equity-Income Portfolio                      1,750,754           37.388084       65,457,338         5%
         Fidelity VIP - Growth Portfolio                             2,613,902           55.899014      146,114,544        36%
         Fidelity VIP - High Income Portfolio                          672,537           28.039263       18,857,442         7%
         Fidelity VIP - Overseas Portfolio                             863,446           26.840170       23,175,037        41%
         Fidelity VIP-II - Asset Manager Portfolio                     917,098           27.355020       25,087,234        10%
         Fidelity VIP-II - Contrafund Portfolio                      2,151,780           26.143948       56,256,024        23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                             385,372           14.012663        5,400,088         3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                             43,728            8.967304          392,122        28%
         Nationwide SAT -
            Capital Appreciation Fund                                1,104,444           32.761545       36,183,292         3%
         Nationwide SAT -
            Government Bond Fund                                       402,906           17.516435        7,057,477        (3)%
         Nationwide SAT - Money Market Fund                          2,312,418           13.853330       32,034,690         4%
         Nationwide SAT - Small Cap Value Fund                         165,130           10.852975        1,792,152        27%
         Nationwide SAT - Small Company Fund                           907,754           23.192622       21,053,195        43%
         Nationwide SAT - Total Return Fund                          2,622,351           35.085217       92,005,754         6%
         Neuberger & Berman AMT -
            Growth Portfolio                                           660,524           37.818375       24,979,944        49%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         181,217           10.619652        1,924,461        14%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                            203,409           14.959827        3,042,963         1%
         Neuberger & Berman AMT -
            Partners Portfolio                                       1,008,241           25.046437       25,252,845         7%
         Oppenheimer VAF - Bond Fund                                   520,266           17.686402        9,201,634        (2)%
         Oppenheimer VAF -
            Global Securities Fund                                   1,018,848           29.152831       29,702,304        57%
         Oppenheimer VAF - Growth Fund                                 535,283           18.069110        9,672,087        41%
         Oppenheimer VAF -
            Multiple Strategies Fund                                   437,927           25.171538       11,023,296        11%
         Strong Opportunity Fund II, Inc.                              898,106           40.478200       36,353,714        34%
         Strong VIF - Strong Discovery Fund II                         296,260           20.243703        5,997,399         4%
         Strong VIF -
            Strong International Stock Fund II                         219,407           16.868902        3,701,155        86%
         Van Eck WIT - Worldwide Bond Fund                             143,676           14.003753        2,012,003        (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                            576,742           11.474995        6,618,112        99%
         Van Eck WIT -
            Worldwide Hard Assets Fund                                 206,979           14.660562        3,034,428        20%

                                                                                                                      ANNUAL
                                                                    UNITS             UNIT VALUE                      RETURN*
                                                                  ---------          -----------                     ----------
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                       246,788             15.237208        3,760,360       (4)%
         Warburg Pincus Trust -
            International Equity Portfolio                         555,966             17.985801        9,999,494       52%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                         123,907             19.586645        2,426,922       62%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         754,487             26.113570       19,702,349       68%

      Modified Single Premium contracts and
      Last Survivor Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced                            47,439             16.129489          765,167       10%
         American Century VP - American Century
            VP Capital Appreciation                                 67,671             14.200282          960,947       65%
         American Century VP - American Century
            VP Income & Growth                                      90,023             12.888778        1,160,286       18%
         American Century VP -
            American Century VP International                      120,278             24.899615        2,994,876       64%
         American Century VP -
            American Century VP Value                               42,323             13.293167          562,607       (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                       72,077             24.166067        1,741,818       30%
         Dreyfus Stock Index Fund                                  619,532             23.560156       14,596,271       21%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          54,118             14.882433          805,408       11%
         Dreyfus VIF -
            Growth and Income Portfolio                             42,510             15.172345          644,976       17%
         Fidelity VIP - Equity-Income Portfolio                    442,948             16.406894        7,267,401        6%
         Fidelity VIP - Growth Portfolio                           462,592             24.728511       11,439,211       37%
         Fidelity VIP - High Income Portfolio                      301,341             13.186454        3,973,619        8%
         Fidelity VIP - Overseas Portfolio                         121,065             19.137888        2,316,928       43%
         Fidelity VIP-II - Asset Manager Portfolio                  98,987             16.996678        1,682,450       11%
         Fidelity VIP-II - Contrafund Portfolio                    334,798             22.555449        7,551,519       24%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                          67,209             14.291602          960,524        4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         25,999              9.146001          237,787       29%
         Nationwide SAT -
            Capital Appreciation Fund                              234,699             21.161942        4,966,687        4%
         Nationwide SAT -
            Government Bond Fund                                   146,891             12.455412        1,829,588       (2)%
         Nationwide SAT - Money Market Fund                        710,620             12.011954        8,535,935        5%
         Nationwide SAT - Small Cap Value Fund                      86,677             10.998838          953,346       28%

                                                                                                                       (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                    ANNUAL
                                                                    UNITS            UNIT VALUE                     RETURN*
                                                                  ---------         -----------                     -------
         Nationwide SAT - Small Company Fund                       210,131           17.966399        3,775,297       44%
         Nationwide SAT - Total Return Fund                        408,867           18.704720        7,647,743        7%
         Neuberger & Berman AMT -
            Growth Portfolio                                       101,415           22.122463        2,243,550       50%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      28,718           10.762335          309,073       15%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                         73,941           11.847132          875,989        1%
         Neuberger & Berman AMT -
            Partners Portfolio                                     229,651           16.853460        3,870,414        7%
         Oppenheimer VAF - Bond Fund                               101,438           12.232154        1,240,805       (2)%
         Oppenheimer VAF -
            Global Securities Fund                                  94,622           23.984739        2,269,484       58%
         Oppenheimer VAF - Growth Fund                              83,414           18.428739        1,537,215       42%
         Oppenheimer VAF -
            Multiple Strategies Fund                                80,822           15.287602        1,235,575       12%
         Strong Opportunity Fund II, Inc.                           85,543           20.690172        1,769,899       35%
         Strong VIF - Strong Discovery Fund II.                     19,763           12.410693          245,273        5%
         Strong VIF -
            Strong International Stock Fund II                      91,170           15.499580        1,413,097       87%
         Van Eck WIT - Worldwide Bond Fund                          16,613           11.191476          185,924       (8)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        175,122           11.755719        2,058,685      100%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              38,783            8.258894          320,305       21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        53,125           14.184757          753,565       (3)%
         Warburg Pincus Trust -
            International Equity Portfolio                         142,042           15.696053        2,229,499       53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          14,680           20.065541          294,562       63%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         154,684           18.668523        2,887,722       69%
                                                                   =======           =========   --------------
                                                                                                 $1,144,615,392
                                                                                                 ==============

* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 120 pages.

Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated July 26, 2000.                      Attached hereto.

2.   Resolution of the Depositor's Board of Directors            Included with the Registration Statement on Form
     authorizing the establishment of the Registrant, adopted    N-8B-2 for the Nationwide VLI Separate Account-2, and
                                                                 hereby incorporated herein by reference.

3.   Distribution Contracts                                      Filed previously with initial registration (File No.
                                                                 33-62795) and is hereby incorporated by reference.

4.   Form of Security                                            Filed previously with initial registration (File No.
                                                                 33-62795) and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor                      Included with the Registration Statement on Form
                                                                 N-8B-2 for the Nationwide VLI Separate Account-2, and
                                                                 hereby incorporated herein by reference.

6.   Application form of Security                                Filed previously with registration statement (File No.
                                                                 33-62795) and hereby incorporated by reference.

7.   Opinion of Counsel                                          Filed previously with initial registration (File No.
                                                                 33-62795) and is hereby incorporated by reference.


REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.


                                                             KPMG LLP


Columbus, Ohio
April 28, 2000

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment-8 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of September, 2000.

                                            NATIONWIDE VLI SEPARATE ACCOUNT-2
                                           -----------------------------------
                                                        (Registrant)

(Seal)                                      NATIONWIDE LIFE INSURANCE COMPANY
                                           -----------------------------------
Attest:                                                 (Depositor)


By:     /s/ GLENN W. SODEN                    By: /s/ STEVEN SAVINI, ESQ.
-----------------------------------        -----------------------------------
          Glenn W. Soden                          Steven Savini, Esq.
       Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 20th day of September, 2000.


          SIGNATURE                              TITLE

LEWIS J. ALPHIN                                 Director
------------------------------
Lewis J. Alphin

A. I. BELL                                      Director
------------------------------
A. I. Bell

NANCY C. BREIT                                  Director
------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                Director
------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                  Director
------------------------------
Keith W. Eckel

Willard J. Engel                                Director
------------------------------
Willard J. Engel

Fred C. Finney                                  Director
------------------------------
Fred C. Finney

Joseph J. Gasper                     President and Chief Operating
------------------------------
Joseph J. Gasper                          Officer and Director

W.G. JURGENSEN                       Chief Executive Officer Elect
------------------------------
W.G. Jurgensen                                and Director

Dimon R. MCFerson                     Chairman and Chief Executive
------------------------------
Dimon R. McFerson                         Officer and Director

David O. Miller                        Chairman of the Board and
------------------------------
David O. Miller                                 Director

Yvonne L. Montgomery                            Director
------------------------------
Yvonne L. Montgomery

Robert A. Oakley                   Executive Vice President and Chief
------------------------------
Robert A. Oakley                           Financial Officer

Ralph m. paige                                  Director
------------------------------
Ralph M. Paige

James F. Patterson                              Director
------------------------------
James F. Patterson

Arden L. Shisler                                Director                     By /s/ STEVEN SAVINI
------------------------------                                          -------------------------------
Arden L. Shisler                                                                 Steven Savini
                                                                                Attorney-in-Fact
Robert L. Stewart                               Director
------------------------------
Robert L. Stewart
